--------------------------------------------------------------------------------
            FEBRUARY 28, 2000      PROSPECTUS

       AS SUPPLEMENTED MAY 22, 2000
       SUNAMERICA STYLE SELECT SERIES(R)

              o LARGE-CAP GROWTH PORTFOLIO
              o MID-CAP GROWTH PORTFOLIO
              o AGGRESSIVE GROWTH PORTFOLIO
              o LARGE-CAP VALUE PORTFOLIO
              o VALUE PORTFOLIO
              o SMALL-CAP VALUE PORTFOLIO
              o FOCUS PORTFOLIO
              o FOCUSED TECHNET PORTFOLIO
              o FOCUSED GROWTH AND INCOME PORTFOLIO
              o FOCUSED VALUE PORTFOLIO
              o INTERNATIONAL EQUITY PORTFOLIO


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                            SUNAMERICA
                                                            MUTUAL
                                                          o FUNDS

                                       TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND HIGHLIGHTS ....................................................................    2

SHAREHOLDER ACCOUNT INFORMATION ...................................................    21

MORE INFORMATION ABOUT THE PORTFOLIOS .............................................    28

    INVESTMENT STRATEGIES .........................................................    28

    GLOSSARY ......................................................................    32

         INVESTMENT TERMINOLOGY ...................................................    32

         RISK TERMINOLOGY .........................................................    33

FUND MANAGEMENT ...................................................................    34

INFORMATION ABOUT ADVISERS ........................................................    35

FINANCIAL HIGHLIGHTS ..............................................................    46
                                                                                                             SUNAMERICA
                                                                                                                  MUTUAL
                                                                                                                o FUNDS

--------------------------------------------------------------------------------
            FUND HIGHLIGHTS
--------------------------------------------------------------------------------

                            The following questions and answers are designed to give you an overview of SunAmerica Style Select Series, Inc. (the "Fund"), and to provide you with information about the Fund's separate Portfolios and their investment goals, principal investment strategies, and principal investment techniques. Each goal may be changed without shareholder approval, although you will receive notice of any change. There can be no assurance that any Portfolio's investment goal will be met or that the net return on an investment in a Portfolio will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided in chart form, under "More Information About the Portfolios," which starts on page 32, and the glossary that follows on page 36.

                            Q:WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS,
                              PRINCIPAL STRATEGIES AND TECHNIQUES?

                            A:
                                            STYLE-BASED PORTFOLIOS

                                 Principal                        Principal
                  Investment    Investment                       Investment
     Fund            Goal        Strategy                        Techniques
---------------  ------------  -------------  -------------------------------------------------
LARGE-CAP        long-term     growth         active trading of equity securities selected on
GROWTH           growth of                    the basis of growth criteria, issued by small-cap
PORTFOLIO        capital                      companies

MID-CAP GROWTH   long-term     growth         active trading of equity securities selected on
PORTFOLIO        growth of                    the basis of growth criteria, issued by mid-cap
                 capital                      companies

AGGRESSIVE       long-term     growth         active trading of equity securities selected on
GROWTH           growth of                    the basis of growth criteria, issued by small-cap
PORTFOLIO        capital                      or mid-cap companies

LARGE-CAP VALUE  long-term     value          active trading of equity securities selected on
PORTFOLIO        growth of                    the basis of value criteria, issued by large-cap
                 capital                      companies

VALUE PORTFOLIO  long-term     value          active trading of equity securities selected on
                 growth of                    the basis of value criteria, issued by large-cap
                 capital                      or mid-cap companies

SMALL-CAP VALUE  long-term     value          active trading of equity securities selected on
PORTFOLIO        growth of                    the basis of value criteria, issued by small-cap
                 capital                      companies

                                            STYLIZED PORTFOLIOS


FOCUS PORTFOLIO  long-term     focus and      active trading of equity securities, without
                 growth of     growth         regard to market capitalization
                 capital

FOCUSED TECHNET  long-term     growth and     active trading of equity securities of companies
PORTFOLIO        growth of     focus          that demonstrate the potential for long-term
                 capital                      growth of capital and that the Advisers believe
                                              will benefit significantly from technological
                                              advances or improvements, without regard to
                                              market capitalization

FOCUSED GROWTH   long-term     growth, value  active trading of equity securities selected to
AND INCOME       growth of     and focus      achieve a blend of growth companies, value
PORTFOLIO        capital and                  companies and companies that the Advisers believe
                 current                      have elements of growth and value, issued by
                 income                       large-cap companies. Each Adviser may emphasize
                                              either a growth orientation or a value
                                              orientation at any particular time.

FOCUSED VALUE    long-term     value and      active trading of equity securities selected on
PORTFOLIO        growth of     focus          the basis of value criteria, without regard to
                 capital                      market capitalization

INTERNATIONAL    long-term     international  active trading of equity securities and other
EQUITY           growth of                    securities with equity characteristics of
PORTFOLIO        capital                      non-U.S. issuers located in at least three
                                              countries other than the U.S. and selected
                                              without regard to market capitalization at the
                                              time of purchase





 A "STYLE-BASED" Portfolio follows a strict investment approach based either on a "value" or a "growth" philosophy and on market capitalization.

 A "STYLIZED" Portfolio may engage in value or growth investing, in any proportion or combination.

 A FOCUS strategy is one in which an Adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each FOCUS PORTFOLIO Adviser, FOCUSED TECHNET PORTFOLIO Adviser and FOCUSED VALUE PORTFOLIO Adviser will invest in up to ten securities, while each FOCUSED GROWTH AND INCOME PORTFOLIO Adviser may invest in up to 30 securities. Each Adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Portfolio.

 When deemed appropriate by an Adviser, a Portfolio may engage in ACTIVE TRADING when it frequently trades its portfolio securities to achieve its investment goal.

 The "GROWTH" ORIENTED philosophy to which the Large-Cap Growth, Mid-Cap Growth, Aggressive Growth and Focus Portfolios subscribe, and to which the Focused Growth and Income and International Equity Portfolios partly subscribe-that of investing in securities believed to offer the potential for capital appreciation-focuses on securities considered to have a historical record of above-average growth rate; to have significant growth potential; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.

 The "VALUE" ORIENTED philosophy to which the Large-Cap Value, Value, Small-Cap Value and Focused Value Portfolios subscribe, and to which the Focused Growth and Income and International Equity Portfolios partly subscribe-that of investing in securities believed to be undervalued in the market-reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and may have generally been overlooked by the market.

 The strategy of "INTERNATIONAL" INVESTING that the International Equity Portfolio follows involves investing in at least three countries outside of the United States, and may incorporate, in any combination, elements of value investing, growth investing, and country allocation.

 "COUNTRY ALLOCATION" is an investment strategy by which an Adviser purchases securities based on research involving investment opportunities in particular countries or regions, as opposed to opportunities in particular industries or types of stocks. This research may include, but is not limited to, data and forecasts about general regional economic strength, political and economic stability, and valuation of currency.

 MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

-------------------
       2

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--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FOCUSED TECHNET PORTFOLIO'S PRINCIPAL INVESTMENT TECHNIQUES
The Portfolio will invest in up to thirty companies whose principal businesses the Advisers believe will significantly benefit from advances or improvements in technology ("technology companies"). Technology companies include companies in many industries that rely extensively on technology in their product development or operations, are expected to benefit from technological advances and improvements, or may be experiencing growth in sales and earnings driven by technology related research, products or services.
The broad industry categories in which technology companies may be found include computer software and hardware, network and capital broadcasting, internet and internet-related businesses, the development, production, sale, and distribution of goods or services used in the broadcast and media industries, communications services or equipment, the design, manufacture, or sale of electric components, defense and data storage and retrieval, healthcare and biotechnology. The relative size of the Portfolio's investment within these industries will vary from time to time, and at times, one of these industries may not be represented in the Portfolio's holdings.
The Portfolio will significantly invest, under normal market conditions, in internet and internet-related businesses. These companies include e-commerce enterprises as well as those that develop services and products for the internet. The Advisers may rotate the Portfolio's holdings out of internet or internet-related companies for temporary defensive purposes or if market conditions warrant.

MARKET CAPITALIZATION RANGES
Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the market capitalization ranges prescribed by the Style Box categories designed by Morningstar, Inc. Morningstar, Inc. may change the Style Box market capitalization ranges over time as market conditions and broad market valuations vary. The Portfolios' market capitalization ranges will change as the Morningstar categories vary. Currently, these market capitalization ranges are as follows: $1.5 billion or less for the Small-Cap category; between $1.5 billion and $9.5 billion for the Mid-Cap category; and $9.5 billion or more for the Large-Cap category. Under normal circumstances, at least 65% of the total assets of each Style-based Portfolio will be invested in companies with market capitalizations within the Portfolio's applicable range. Also, the median market capitalization of the companies within each Portfolio will fall within its applicable range.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?
A: The following section describes the principal risks of each Portfolio, while the chart on page 28 describes various additional risks.
RISKS OF INVESTING IN EQUITY SECURITIES
All of the Portfolios invest primarily in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may decline under varying market conditions--for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. In addition, individual stocks selected for any of these Portfolios may underperform the market generally. RISKS OF NON-DIVERSIFICATION
Each Portfolio is non-diversified, which means that it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds; by concentrating in a smaller number of stocks, the Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.
RISKS OF INVESTING IN TECHNOLOGY COMPANIES
Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the Portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies.


ADDITIONAL PRINCIPAL RISKS
Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank or SunAmerica or SunAmerica's affiliates, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.
ADDITIONAL RISKS SPECIFIC TO THE MID-CAP GROWTH PORTFOLIO
Stocks of smaller companies may be more volatile than, and not as readily marketable as, those of larger companies. The Mid-Cap Growth Portfolio may be riskier than the Large-Cap Growth, Focused Growth and Income or Large-Cap Value Portfolios.
ADDITIONAL RISKS SPECIFIC TO THE AGGRESSIVE GROWTH PORTFOLIO, FOCUSED TECHNET PORTFOLIO AND SMALL-CAP VALUE PORTFOLIO
Stocks of smaller companies may be more volatile than, and not as readily marketable as, those of larger companies. These Portfolios may be riskier than the Large-Cap Growth, Mid-Cap Growth, Focused Growth and Income or Large-Cap Value Portfolios.
ADDITIONAL RISKS SPECIFIC TO THE INTERNATIONAL EQUITY PORTFOLIO
While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?
A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and compare the Portfolios' average annual returns to those of an appropriate market index. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future. Performance information for the Focused TechNet Portfolio and the Focused Value Portfolio is not shown because neither has been in existence for a full calendar year.

                                                             -------------------

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                     FUND HIGHLIGHTS
--------------------------------------------------------------------------------

LARGE-CAP GROWTH PORTFOLIO      (CLASS B)

During the period shown in the bar chart, the highest return for a quarter was 25.56% (quarter ended 12/31/99) and the lowest return for a quarter was -11.64% (quarter ended 9/30/98).

                                   [BAR CHART]

                                29.80%     32.68%

Average Annual Total Returns
(as of the calendar year                                    Past One        Return Since
ended December 31, 1999)                                     Year          Inception****
Large-Cap Growth Portfolio*                  Class A        25.93%             23.50%
                                             Class B        28.68%             24.94%
                                             Class II       30.44%             25.40%
Russell 1000 Index**                                        20.91%             22.61%
Morningstar Large-Cap Growth Category***                    38.63%             30.75%

   * Includes sales charges.

  ** The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately
     $9.9 billion; the median market capitalization was approximately $3.7 billion. The smallest company in the index had an approximate market capitalization of $1,404.7 million.

 *** Developed by Morningstar, the Morningstar Large-Cap Growth Category currently reflects a group of 223 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

**** Class A, B and C shares commenced offering on October 15, 1997. On
     December 1, 1998, the Class C shares were redesignated Class II shares.

-------------------
     4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MID-CAP GROWTH PORTFOLIO      (CLASS B)

During the period shown in the bar chart, the highest return for a quarter was 29.91% (quarter ended 12/31/99) and the lowest return for a quarter was -18.25% (quarter ended 9/30/98).

                                   [BAR CHART]

                            13.29%    21.33%    37.43%

                                                                                       Return Since Inception****
Average Annual Total Returns                                                                                Morningstar
(as of the calendar year                                      Past One                   Russell Mid-       Mid-Cap Growth
ended December 31, 1999)                                       Year           Fund       Cap Index            Category

Mid-Cap Growth Portfolio*                         Class A     30.34%         20.63%        28.18%              28.97%
                                                  Class B     33.43%         21.52%        28.18%              28.97%
                                                  Class II    35.01%         26.40%        30.71%              33.25%
Russell Mid-Cap Growth Index**                                51.29%
Morningstar Mid-Cap Growth Category***                        60.14%

   * Includes sales charges.

  ** Russell Midcap Growth(TM) Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 35% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution, the average market capitalization was approximately $3.7 billion; the median market capitalization was approximately $2.9 billion. The largest company in the index had an approximate market capitalization of $10.3 billion.

 *** Developed by Morningstar, the Morningstar Mid-Cap Growth Category currently reflects a group of 173 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

**** Class A and B shares commenced offering on November 19, 1996. Class C shares, which were redesignated Class II shares on December 1, 1998, commenced offering on March 6, 1997.

                                                             -------------------

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                     FUND HIGHLIGHTS
--------------------------------------------------------------------------------

AGGRESSIVE GROWTH PORTFOLIO      (CLASS B)

During the period shown in the bar chart, the highest return for a quarter was 50.19% (quarter ended 12/31/99) and the lowest return for a quarter was -15.85% (quarter ended 9/30/98).

                                   [BAR CHART]

                         23.87%     30.58%      71.51%

                                                                                       Return Since Inception****
Average Annual Total Returns                                                                                  Morningstar
(as of the calendar year ended                                Past One                   Russell 2500       Aggressive Growth
December 31, 1999)                                             Year           Fund       Growth Index**       Category***

Aggressive Growth Portfolio*                      Class A     62.71%         38.46%         22.53%              28.31%
                                                  Class B     67.51%         39.70%         22.53%              28.31%
                                                  Class II    68.75%         41.23%         24.68%              31.96%
Russell 2500 Growth Index**                                   55.50%
Morningstar Aggressive Growth Category***                     60.18%

   * Includes sales charges.

  ** The Russell 2500(TM) Growth Index measures the performance of those
     Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

 *** Developed by Morningstar, the Morningstar Aggressive Growth Category currently reflects a group of 123 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

**** Class A and B shares commenced offering on November 19, 1996. Class C shares, which were redesignated Class II shares on December 1, 1998, commenced offering on March 6, 1997.

-------------------
     6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     LARGE-CAP VALUE PORTFOLIO      (CLASS B)

During the period shown in the bar chart, the highest return for a quarter was 14.88% (quarter ended 12/31/98) and the lowest return for a quarter was -13.83% (quarter ended 9/30/98).

                                  [BAR CHART]

                                  8.06%    7.29%

Average Annual Total Returns
(as of the calendar year                                       Past One      Return Since
ended December 31, 1999)                                        Year         Inception****
Large-Cap Value Portfolio*                       Class A        1.78%          3.74%
                                                 Class B        3.29%          4.59%
                                                 Class II       5.29%          5.42%
Russell 1000 Value Index**                                      7.35%          12.24%
Morningstar Large-Cap Value Category***                         6.59%          8.77%

   * Includes sales charges.

  ** The Russell 1000(R) Value Index measures the performance of those Russell
     1000 companies with lower price-to-book ratios and lower forecasted growth values.

 *** Developed by Morningstar, the Morningstar Large-Cap Value Category currently reflects a group of 263 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

**** Class A, B and C shares commenced offering on October 15, 1997. On
     December 1, 1998, the Class C shares were redesignated Class II shares.

                                                             -------------------

--------------------------------------------------------------------------------
                     FUND HIGHLIGHTS
--------------------------------------------------------------------------------

VALUE PORTFOLIO      (CLASS B)

During the period shown in the bar chart, the highest return for a quarter was 16.51% (quarter ended 12/31/98) and the lowest return for a quarter was -18.66% (quarter ended 9/30/98).

                                   [BAR CHART]

                                28.67%   -0.57%    8.44%

                                                                                 Return Since Inception****
Average Annual Total Returns                                                         Russell           Morningstar
(as of the calendar year                                  Past One                  Midcap Value        Mid-Cap
ended December 31, 1999)                                   Year          Fund         Index            Value Category

Value Portfolio*                            Class A        2.81%        10.41%        11.66%             10.71%
                                            Class B        4.44%        11.08%        11.66%             10.71%
                                            Class II       6.29%         9.53%        10.99%             9.99%
Russell Midcap Value Index**                              -0.11%
Morningstar Mid-Cap Value Category***                      6.72%

   * Includes sales charges.

  ** The Russell Midcap(TM) Value Index measures the performance of those
     Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

 *** Developed by Morningstar, the Morningstar Mid-Cap Value Category currently reflects a group of 141 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

**** Class A and B shares commenced offering on November 19, 1996. Class C shares, which were redesignated Class II shares on December 1, 1998, commenced offering on March 6, 1997.

-------------------
       8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     SMALL-CAP VALUE PORTFOLIO      (CLASS B)

During the period shown in the bar chart, the highest return for a quarter was 20.44% (quarter ended 6/30/99) and the lowest return for a quarter was -19.98% (quarter ended 9/30/98).

                                   [BAR CHART]

                                   -7.41%
                                                5.73%


Average Annual Total Returns
(as of the calendar year                                       Past One      Return Since
ended December 31, 1999)                                        Year         Inception****
Small-Cap Value Portfolio*                       Class A        0.25%          -3.10%
                                                 Class B        1.73%          -2.53%
                                                 Class II       3.58%          -1.59%
Russell 2000 Value Index**                                     -1.49%          -2.85%
Morningstar Small-Cap Value Category***                         4.87%          -2.29%

   * Includes sales charges.

  ** The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest companies out of the 3,000 largest U.S. companies with lower growth rates and price-to-book ratios.

 *** Developed by Morningstar, the Morningstar Small-Cap Value Category currently reflects a group of 180 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

**** Class A, B and C shares commenced offering on October 15, 1997. On December
     1, 1998, the Class C shares were redesignated Class II shares.

                                                             -------------------

--------------------------------------------------------------------------------
                     FUND HIGHLIGHTS
--------------------------------------------------------------------------------

FOCUSED GROWTH AND INCOME PORTFOLIO        (CLASS B)

During the period shown in the bar chart, the highest return for a quarter was 45.62% (quarter ended 12/31/99) and the lowest return for a quarter was -13.91% (quarter ended 9/30/98).

                                   [BAR CHART]

                                 12.38%    57.18%

Average Annual Total Returns
(as of the calendar year                                       Past One      Return Since
ended December 31, 1999)                                        Year         Inception****
Focused Growth and Income Portfolio*             Class A       49.06%          27.34%
                                                 Class B       53.18%          28.97%
                                                 Class II      54.54%          29.35%
S&P 500 Index**                                                21.04%          23.27%
Morningstar Large-Cap Blend Category***                        19.47%          18.50%

   * Includes sales charges.

  ** The S&P 500(R) is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

 *** Developed by Morningstar, the Morningstar Large-Cap Blend Category currently reflects a group of 429 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

**** Class A, B and C shares commenced offering on October 15, 1997. On
     December 1, 1998, the Class C shares were redesignated Class II shares.

-------------------                                                           10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FOCUS PORTFOLIO       (CLASS B)

During the period shown in the bar chart, the highest return for a quarter ended was 31.61% (quarter ended 12/31/99) and the lowest return for a quarter was 1.06% (quarter ended 9/30/99).

                                   [BAR CHART]

                                     57.63%

Average Annual Total Returns
(as of the calendar year                                       Past One      Return Since
ended December 31, 1999)                                        Year         Inception****
Focus Portfolio*                                 Class A       49.43%          46.79%
                                                 Class B       53.63%          49.41%
                                                 Class II      55.06%          50.48%
S&P 500 Index**                                                21.04%          22.22%
Morningstar Large-Cap Growth Category***                       38.63%          36.54%

   * Includes sales charges.

  ** The S&P 500(R) is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

 *** Developed by Morningstar, the Morningstar Large-Cap Growth Category currently reflects a group of 223 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

**** Class A, B and II shares commenced offering on June 8, 1998.

                                                             -------------------

--------------------------------------------------------------------------------
                     FUND HIGHLIGHTS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO      (CLASS B)

During the period shown in the bar chart, the highest return for a quarter was 28.03% (quarter ended 12/31/99) and the lowest return for a quarter was -16.47% (quarter ended 9/30/98).

                                   [BAR CHART]

                              -3.47%
                                       9.60%    32.67%

                                                                                      Return Since Inception****
Average Annual Total Returns                                                                  MSCI       Morningstar
(as of the calendar year                                          Past One                    EAFE       Foreign Stock
ended December 31, 1999)                                           Year          Fund       Index**      Category***
International Equity Portfolio*                     Class A       25.88%        10.28%       14.82%        18.89%
                                                    Class B       28.67%        10.87%       14.82%        18.89%
                                                    Class II      30.34%        12.22%       17.50%        19.92%
MSCI EAFE Index**                                                 26.96%
Morningstar Foreign Stock Category***                             44.31%

   * Includes sales charges.

  ** The MSCI EAFE Index consists of foreign companies located in developed markets of 21 different countries of Europe, Australia, Asia and the Far East.

 *** Developed by Morningstar, the Morningstar Foreign Stock Category currently reflects a group of 302 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

**** Class A and B shares commenced offering on November 19, 1996. Class C shares, which were redesignated Class II shares on December 1, 1998, commenced offering on March 6, 1997.

-------------------
     12

                        [This page intentionally left blank]

                                                             -------------------

--------------------------------------------------------------------------------
                     FUND HIGHLIGHTS
--------------------------------------------------------------------------------

Q:  WHAT ARE THE PORTFOLIOS' EXPENSES?

A: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

                                                                          Large-Cap Growth                  Mid-Cap Growth
                                                                             Portfolio                        Portfolio
                                                                  --------------------------------       --------------------
                                                                  Class A     Class B     Class II       Class A     Class B
                                                                  --------    --------    --------       --------    --------
Shareholder Fees (fees paid
directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)(1)............................     5.75%       None        1.00%          5.75%       None
   Maximum Deferred Sales Charge (Load) (as a percentage of
   amount redeemed)(2).........................................     None        4.00%       1.00%          None        4.00%
   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends...................................................     None        None        None           None        None
   Redemption Fee(3)...........................................     None        None        None           None        None
   Exchange Fee................................................     None        None        None           None        None
   Maximum Account Fee.........................................     None        None        None           None        None

Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)
   Management Fees.............................................     1.00%       1.00%       1.00%          1.00%       1.00%
   Distribution (12b-1) Fees(4)................................     0.35%       1.00%       1.00%          0.35%       1.00%
   Other Expenses..............................................     0.74%       0.73%       0.84%          0.55%       0.55%
                                                                    ----        ----        ----           ----        ----

Total Annual Fund Operating Expenses...........................     2.09%       2.73%       2.84%          1.90%       2.55%
                                                                    ====        ====        ====           ====        ====

Expense Reimbursement..........................................     0.31%       0.30%       0.41%          0.12%       0.12%
Net Expenses(5)................................................     1.78%       2.43%       2.43%          1.78%       2.43%


                                                                 Class II
                                                                 --------
Shareholder Fees (fees paid
directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)(1)............................    1.00%
   Maximum Deferred Sales Charge (Load) (as a percentage of
   amount redeemed)(2).........................................    1.00%
   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends...................................................    None
   Redemption Fee(3)...........................................    None
   Exchange Fee................................................    None
   Maximum Account Fee.........................................    None
Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)
   Management Fees.............................................    1.00%
   Distribution (12b-1) Fees(4)................................    1.00%
   Other Expenses..............................................    0.67%
                                                                   ----
Total Annual Fund Operating Expenses...........................    2.67%
                                                                   ====
Expense Reimbursement..........................................    0.24%
Net Expenses(5)................................................    2.43%

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares over $1 million will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See page 25 for more information on the CDSCs.

(3) A $15.00 fee may be imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the net expense ratio set forth above. SunAmerica may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

-------------------
     14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       Aggressive Growth                       Large-Cap Value
           Portfolio                              Portfolio
--------------------------------       --------------------------------
Class A     Class B     Class II       Class A     Class B     Class II
--------    --------    --------       --------    --------    --------
      %
  5.75        None        1.00%          5.75%       None        1.00%
  None        4.00%       1.00%          None        4.00%       1.00%
  None        None        None           None        None        None
  None        None        None           None        None        None
  None        None        None           None        None        None
  None        None        None           None        None        None

  1.00%       1.00%       1.00%          1.00%       1.00%       1.00%
  0.35%       1.00%       1.00%          0.35%       1.00%       1.00%
  0.51%       0.49%       0.53%          0.60%       0.59%       0.65%
  ----        ----        ----           ----        ----        ----

  1.86%       2.49%       2.53%          1.95%       2.59%       2.65%
  ====        ====        ====           ====        ====        ====

  0.08%       0.06%       0.10%          0.17%       0.16%       0.22%
  1.78%       2.43%       2.43%          1.78%       2.43%       2.43%

                                                             -------------------

--------------------------------------------------------------------------------
            FUND HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                           Small-Cap
                                                                                                                            Value
                                                                                            Value Portfolio                Portfolio
                                                                                    --------------------------------       --------
                                                                                    Class A     Class B     Class II       Class A
                                                                                    --------    --------    --------       --------
Shareholder Fees (fees paid
directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)(1)..............................................     5.75%       None        1.00%          5.75%
   Maximum Deferred Sales Charge (Load) (as a percentage of
   amount redeemed)(2)...........................................................     None        4.00%       1.00%          None
   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends.....................................................................     None        None        None           None
   Redemption Fee(3).............................................................     None        None        None           None
   Exchange Fee..................................................................     None        None        None           None
   Maximum Account Fee...........................................................     None        None        None           None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
   Management Fees...............................................................     1.00%       1.00%       1.00%          1.00%
   Distribution (12b-1) Fees(4)..................................................     0.35%       1.00%       1.00%          0.35%
   Other Expenses................................................................     0.47%       0.45%       0.56%          0.72%
                                                                                      ----        ----        ----           ----

Total Annual Fund Operating Expenses.............................................     1.82%       2.45%       2.56%          2.07%
                                                                                      ====        ====        ====           ====

Expense Reimbursement............................................................     0.04%       0.02%       0.13%          0.29%
Net Expenses(5)..................................................................     1.78%       2.43%       2.43%          1.78%


                                                                                   Class B     Class II
                                                                                   --------    --------
Shareholder Fees (fees paid
directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)(1)..............................................    None        1.00%
   Maximum Deferred Sales Charge (Load) (as a percentage of
   amount redeemed)(2)...........................................................    4.00%       1.00%
   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends.....................................................................    None        None
   Redemption Fee(3).............................................................    None        None
   Exchange Fee..................................................................    None        None
   Maximum Account Fee...........................................................    None        None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
   Management Fees...............................................................    1.00%       1.00%
   Distribution (12b-1) Fees(4)..................................................    1.00%       1.00%
   Other Expenses................................................................    0.74%       0.79%
                                                                                     ----        ----
Total Annual Fund Operating Expenses.............................................    2.74%       2.79%
                                                                                     ====        ====
Expense Reimbursement............................................................    0.31%       0.36%
Net Expenses(5)..................................................................    2.43%       2.43%

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares over $1 million will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See page 25 for more information on the CDSCs.

(3) A $15.00 fee may be imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the net expense ratio set forth above. SunAmerica may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

-------------------
     16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         Focused Growth
      and Income Portfolio                   Focus Portfolio                  Focused Value Portfolio
--------------------------------     --------------------------------     --------------------------------
Class A     Class B     Class II     Class A     Class B     Class II     Class A     Class B     Class II
--------    --------    --------     --------    --------    --------     --------    --------    --------
      %
  5.75%       None        1.00%        5.75%       None        1.00%        5.75%       None        1.00%
  None        4.00%       1.00%        None        4.00%       1.00%        None        4.00%       1.00%
  None        None        None         None        None        None         None        None        None
  None        None        None         None        None        None         None        None        None
  None        None        None         None        None        None         None        None        None
  None        None        None         None        None        None         None        None        None

  1.00%       1.00%       1.00%        0.85%       0.85%       0.85%        1.00%       1.00%       1.00%
  0.35%       1.00%       1.00%        0.35%       1.00%       1.00%        0.35%       1.00%       1.00%
  0.52%       0.59%       0.75%        0.35%       0.35%       0.35%        0.59%       0.59%       0.59%
  ----        ----        ----         ----        ----        ----         ----        ----        ----

  1.87%       2.59%       2.75%        1.55%       2.20%       2.20%        1.94%       2.59%       2.59%
  ====        ====        ====         ====        ====        ====         ====        ====        ====

  0.42%       0.49%       0.65%          --          --          --         0.39%       0.39%       0.39%
  1.45%       2.10%       2.10%          --          --          --         1.55%       2.20%       2.20%




 International Equity
      Portfolio
 --------------------
 Class A     Class B    Class II
 --------    --------   --------

   5.75%       None       1.00%
   None        4.00%
   None        None       1.00%
   None        None
   None        None       None
   None        None       None
                          None
   1.10%       1.10%      None
   0.35%       1.00%      1.10%
   0.83%       0.82%      1.00%
   ----        ----       0.91%
                          ----
   2.28%       2.92%      3.01%
   ====        ====       ====

   0.25%       0.24%      0.33%
   2.03%       2.68%      2.68%

                                                             -------------------

--------------------------------------------------------------------------------
                     FUND HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                     Focused TechNet Portfolio
                                                                                                  --------------------------------
                                                                                                  Class A     Class B     Class II
                                                                                                  --------    --------    --------
Shareholder Fees (fees paid
directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)(1).....     5.75%       None        1.00%
   Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)(2)................     None        4.00%       1.00%
   Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................     None        None        None
   Redemption Fee(3)...........................................................................     None        None        None
   Exchange Fee................................................................................     None        None        None
   Maximum Account Fee.........................................................................     None        None        None
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
   Management Fees.............................................................................     1.25%       1.25%       1.25%
   Distribution and Service (12b-1) Fees(4)....................................................     0.35%       1.00%       1.00%
   Other Expenses(5)...........................................................................     0.37%       0.37%       0.37%
                                                                                                    ----        ----        ----
Total Annual Portfolio Operating Expenses(5)(6)................................................     1.97%       2.62%       2.62%
                                                                                                    ====        ====        ====

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares over $1 million will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See page 5 for more information on the CDSCs.

(3) A $15.00 fee is imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) Estimated.

(6) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the Total Annual Portfolio Operating Expenses ratios set forth above. SunAmerica will waive fees and reimbursements should the Total Annual Portfolio Operating Expenses be higher than estimated. SunAmerica may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

-------------------
       18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table your costs would be:

If you redeemed your investment at the end of the periods indicated:

                                                                 1 year         3 years         5 years         10 years
LARGE-CAP GROWTH PORTFOLIO
     (Class A shares)....................................         $   745         $1,103          $1,484          $ 2,549
     (Class B shares)*...................................         $   646         $1,058          $1,496          $ 2,531
     (Class II shares)...................................         $   444         $  850          $1,383          $ 2,839
MID-CAP GROWTH PORTFOLIO
     (Class A shares)....................................         $   745         $1,103          $1,484          $ 2,549
     (Class B shares)*...................................         $   646         $1,058          $1,496          $ 2,531
     (Class II shares)...................................         $   444         $  850          $1,383          $ 2,839
AGGRESSIVE GROWTH PORTFOLIO
     (Class A shares)....................................         $   745         $1,103          $1,484          $ 2,549
     (Class B shares)*...................................         $   646         $1,058          $1,496          $ 2,531
     (Class II shares)...................................         $   444         $  850          $1,383          $ 2,839
LARGE-CAP VALUE PORTFOLIO
     (Class A shares)....................................         $   745         $1,103          $1,484          $ 2,549
     (Class B shares)*...................................         $   646         $1,058          $1,496          $ 2,531
     (Class II shares)...................................         $   444         $  850          $1,383          $ 2,839
VALUE PORTFOLIO
     (Class A shares)....................................         $   745         $1,103          $1,484          $ 2,549
     (Class B shares)*...................................         $   646         $1,058          $1,496          $ 2,531
     (Class II shares)...................................         $   444         $  850          $1,383          $ 2,839
SMALL-CAP VALUE PORTFOLIO
     (Class A shares)....................................         $   745         $1,103          $1,484          $ 2,549
     (Class B shares)*...................................         $   646         $1,058          $1,496          $ 2,531
     (Class II shares)...................................         $   444         $  850          $1,383          $ 2,839
FOCUSED GROWTH AND INCOME PORTFOLIO
     (Class A shares)....................................         $   714         $1,007          $1,322          $ 2,210
     (Class B shares)*...................................         $   613         $  958          $1,329          $ 2,188
     (Class II shares)...................................         $   411         $  751          $1,218          $ 2,507
FOCUS PORTFOLIO
     (Class A shares)....................................         $   724         $1,036          $1,371          $ 2,314
     (Class B shares)*...................................         $   623         $  988          $1,380          $ 2,293
     (Class II shares)...................................         $   421         $  781          $1,268          $ 2,609
FOCUSED TECHNET PORTFOLIO
     (Class A shares)....................................         $   763         $1,158          $1,576          $ 2,739
     (Class B shares)*...................................         $   665         $1,114          $1,590          $ 2,723
     (Class II shares)...................................         $   462         $  906          $1,476          $ 3,024
FOCUSED VALUE PORTFOLIO
     (Class A shares)....................................         $   724         $1,036          $1,371          $ 2,314
     (Class B shares)*...................................         $   623         $  988          $1,380          $ 2,293
     (Class II shares)...................................         $   421         $  781          $1,268          $ 2,609
INTERNATIONAL EQUITY PORTFOLIO
     (Class A shares)....................................         $   769         $1,175          $1,605          $ 2,798
     (Class B shares)*...................................         $   671         $1,132          $1,620          $ 2,783
     (Class II shares)...................................         $   468         $  924          $1,506          $ 3,082

                                                             -------------------

--------------------------------------------------------------------------------
                     FUND HIGHLIGHTS
--------------------------------------------------------------------------------

If you did not redeem your shares:

                                                                 1 year         3 years         5 years         10 years
LARGE-CAP GROWTH PORTFOLIO
     (Class A shares)....................................         $   745         $1,103          $1,484          $ 2,549
     (Class B shares)*...................................         $   246         $  758          $1,296          $ 2,531
     (Class II shares)...................................         $   344         $  850          $1,383          $ 2,839
MID-CAP GROWTH PORTFOLIO
     (Class A shares)....................................         $   745         $1,103          $1,484          $ 2,549
     (Class B shares)*...................................         $   246         $  758          $1,296          $ 2,531
     (Class II shares)...................................         $   344         $  850          $1,383          $ 2,839
AGGRESSIVE GROWTH PORTFOLIO
     (Class A shares)....................................         $   745         $1,103          $1,484          $ 2,549
     (Class B shares)*...................................         $   246         $  758          $1,296          $ 2,531
     (Class II shares)...................................         $   344         $  850          $1,383          $ 2,839
LARGE-CAP VALUE PORTFOLIO
     (Class A shares)....................................         $   745         $1,103          $1,484          $ 2,549
     (Class B shares)*...................................         $   246         $  758          $1,296          $ 2,531
     (Class II shares)...................................         $   344         $  850          $1,383          $ 2,839
VALUE PORTFOLIO
     (Class A shares)....................................         $   745         $1,103          $1,484          $ 2,549
     (Class B shares)*...................................         $   246         $  758          $1,296          $ 2,531
     (Class II shares)...................................         $   344         $  850          $1,383          $ 2,839
SMALL-CAP VALUE PORTFOLIO
     (Class A shares)....................................         $   745         $1,103          $1,484          $ 2,549
     (Class B shares)*...................................         $   246         $  758          $1,296          $ 2,531
     (Class II shares)...................................         $   344         $  850          $1,383          $ 2,839
FOCUSED GROWTH AND INCOME PORTFOLIO
     (Class A shares)....................................         $   714         $1,007          $1,322          $ 2,210
     (Class B shares)*...................................         $   213         $  658          $1,129          $ 2,188
     (Class II shares)...................................         $   311         $  751          $1,218          $ 2,507
FOCUS PORTFOLIO
     (Class A shares)....................................         $   724         $1,036          $1,371          $ 2,314
     (Class B shares)*...................................         $   223         $  688          $1,180          $ 2,293
     (Class II shares)...................................         $   321         $  781          $1,268          $ 2,609
FOCUSED TECHNET PORTFOLIO
     (Class A shares)....................................         $   763         $1,158          $1,576          $ 2,739
     (Class B shares)*...................................         $   265         $  814          $1,390          $ 2,723
     (Class II shares)...................................         $   362         $  906          $1,476          $ 3,024
FOCUSED VALUE PORTFOLIO
     (Class A shares)....................................         $   724         $1,036          $1,371          $ 2,314
     (Class B shares)*...................................         $   223         $  688          $1,180          $ 2,293
     (Class II shares)...................................         $   321         $  781          $1,268          $ 2,609
INTERNATIONAL EQUITY PORTFOLIO
     (Class A shares)....................................         $   769         $1,175          $1,605          $ 2,798
     (Class B shares)*...................................         $   271         $  832          $1,420          $ 2,783
     (Class II shares)...................................         $   368         $  924          $1,506          $ 3,082

-------------------------------------
* Class B shares generally convert to Class A shares approximately seven years after purchase, as described in the section entitled "Shareholder Account Information" on page 25. Therefore, expense information for years 8, 9 and 10 is the same for both Class A and B shares.

-------------------
      20

--------------------------------------------------------------------------------
                     SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SELECTING A SHARE CLASS

Each Portfolio offers three classes of shares through this Prospectus: Class A, Class B and Class II shares.

Each class of shares has its own cost structure, so you can choose the one best suited to your investment needs. Your broker or financial advisor can help you determine which class is right for you.

                                    CLASS A

 o Front-end sales charges, as described below. There are several ways to reduce these charges, also described below.

 o Lower annual expenses than Class B or Class II shares.

                                    CLASS B

 o No front-end sales charge; all your money goes to work for you right away.

 o Higher annual expenses than Class A shares.

 o Deferred sales charge on shares you sell within six years of purchase, described below.

 o Automatic conversion to Class A shares approximately one year after such time that no CDSC would be payable upon redemption, as described below, thus reducing future annual expenses.

                                    CLASS II

 o Front-end sales charge, as described below.

 o Higher annual expenses than Class A shares.

 o Deferred sales charge on shares you sell within eighteen months of purchase, as described below.

 o No conversion to Class A.

CALCULATION OF SALES CHARGES

CLASS A. Sales Charges are as follows:

                                                        Sales Charge               Concession to Dealers
                                                   -------------------------------------------------------
                                                     % OF          % OF NET              % OF
                                                    OFFERING       AMOUNT              OFFERING
YOUR INVESTMENT                                      PRICE         INVESTED             PRICE
                                                   --------------------------------------------------------
Less than $50,000.............................        5.75%          6.10%             5.00%
$50,000 but less than $100,000................        4.75%          4.99%             4.00%
$100,000 but less than $250,000...............        3.75%          3.90%             3.00%
$250,000 but less than $500,000...............        3.00%          3.09%             2.25%
$500,000 but less than $1,000,000.............        2.10%          2.15%             1.35%
$1,000,000 or more............................         None           None             1.00%

INVESTMENTS OF $1 MILLION OR MORE: Class A shares are available with no front-end sales charge. However, there is a 1% CDSC on any shares you sell within one year of purchase and a 0.50% CDSC is charged on shares you sell after the first year and within the second year after purchase.

CLASS B. Shares are offered at their net asset value per share, without any initial sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:

     Years after purchase                            CDSC on shares being sold
     1st or 2nd year..........................        4.00%
     3rd or 4th year..........................        3.00%
     5th year.................................        2.00%
     6th year.................................        1.00%
     7th year and thereafter..................         None

CLASS II. Sales Charges are as follows:

                                                       Sales Charge               Concession to Dealers
                                                    ------------------------------------------------------
                                                     % OF          % OF NET              % OF
                                                    OFFERING       AMOUNT              OFFERING
                                                     PRICE         INVESTED             PRICE
                                                    ------------------------------------------------------
                                                      1.00%          1.01%               1.00%

There is also a CDSC of 1% on shares you sell within 18 months after you buy them.

DETERMINATION OF CDSC: Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

For purposes of the CDSC, we count all purchases you make during a calendar month as having been made on the FIRST day of that month.
                                                             -------------------

--------------------------------------------------------------------------------
                     SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS

WAIVERS FOR CERTAIN INVESTORS. Various individuals and institutions may purchase CLASS A shares without front-end sales charges, including:

      o financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing Fund shares in fee-based investment products under an agreement with the Distributor (this waiver may also apply to front-end sales charges of Class II shares)

      o participants in certain retirement plans that meet applicable conditions, as described in the Statement of Additional Information

      o Fund Directors and other individuals who are affiliated with any Portfolio or other SunAmerica Mutual Funds and their families

      o selling brokers and their employees and sales representatives and their families

      o participants in "Net Asset Value Transfer Program"

We will generally waive the CDSC for CLASS B or CLASS II shares in the following cases:

      o within one year of the shareholder's death or becoming disabled

      o taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which SunAmerica Fund Services, Inc. serves as a fiduciary

      o Fund Directors and other individuals who are affiliated with any Portfolio or other SunAmerica Mutual Funds and their families

      o to make payments through the Systematic Withdrawal Plan (subject to certain conditions)

      o participants in "Net Asset Value Transfer Program"

REDUCING YOUR CLASS A SALES CHARGES. There are several special purchase plans that allow you to combine multiple purchases of Class A shares of SunAmerica Mutual Funds to take advantage of the breakpoints in the sales charge schedule. For information about the "Rights of Accumulation," "Letter of Intent," "Combined Purchase Privilege," and "Reduced Sales Charges for Group Purchases," contact your broker or financial advisor, or consult the Statement of Additional Information.

To utilize: if you think you may be eligible for a sales charge reduction or CDSC waiver, contact your broker or financial advisor.

REINSTATEMENT PRIVILEGE. If you sell shares of a Portfolio, you may invest some or all of the proceeds in the same share class of the same Portfolio within one year without a sales charge. If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale. This may impact the amount of gain or loss recognized on the previous sale, for tax purposes. All accounts involved must be registered in the same name(s).

DISTRIBUTION AND SERVICE (12B-1) FEES

Each class of shares of each Portfolio has its own 12b-1 plan that provides for distribution and account maintenance and service fees (payable to the Distributor) based on a percentage of average daily net assets, as follows:

                                       ACCOUNT MAINTENANCE AND
CLASS         DISTRIBUTION FEE          SERVICE FEE
  A                 0.10%                       0.25%
  B                 0.75%                       0.25%
  II                0.75%                       0.25%

Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

OPENING AN ACCOUNT

1.  Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investments for the Portfolios are as follows:

      o non-retirement account: $500

      o retirement account: $250

      o dollar cost averaging: $500 to open; you must invest at least $25 a month

   The minimum subsequent investments for the Portfolios are as follows:

      o non-retirement account: $100

      o retirement account: $25

3. Complete the appropriate parts of the Account Application, carefully following the instructions. If you have questions, please contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850.

4. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

5. Make your initial investment using the chart on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial advisor.
-------------------
      22

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

BUYING SHARES

OPENING AN ACCOUNT

BY CHECK
 ...............................................................................

       o Make out a check for the investment amount, payable to the specific Portfolio or SunAmerica Funds.

       o Deliver the check and your completed Account Application (and Supplemental Account Application, if applicable) to your broker or financial advisor, or mail them to:

         SunAmerica Fund Services, Inc.
        Mutual Fund Operations, 3rd Floor
        The SunAmerica Center
        733 Third Avenue
        New York, New York 10017-3204

       o All purchases must be in U.S. dollars. Cash will not be accepted. A $25.00 fee will be charged for all checks returned due to insufficient funds.


BY WIRE
 ...............................................................................

       o Deliver your completed application to your broker or financial advisor or fax it to SunAmerica Fund Services, Inc. at 212-551-5585.

       o Obtain your account number by referring to your statement or by calling your broker or financial advisor or Shareholder/Dealer Services at 1-800-858-8850, ext. 5125.

       o Instruct your bank to wire the amount of your investment to:

         State Street Bank & Trust Company
        Boston, MA
        ABA #0110-00028
        DDA # 99029712

         Specify the Portfolio name, your choice of share class, your new Portfolio number and account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

ADDING TO AN ACCOUNT

BY CHECK
 ...............................................................................
       o Make out a check for the investment amount payable to the specific Portfolio or SunAmerica Funds.

       o Include the stub from your Fund statement or a note specifying the Portfolio name, your share class, your account number and the name(s) in which the account is registered.

       o Indicate the Portfolio and account number in the memo section of your check.

       o Deliver the check and your stub or note to your broker or financial advisor, or mail them to:

         NON-RETIREMENT ACCOUNTS:
        SunAmerica Fund Services, Inc.
        c/o NFDS
        P.O. Box 219373
        Kansas City, Missouri 64121-9373
        RETIREMENT ACCOUNTS:
        SunAmerica Fund Services, Inc.
        Mutual Fund Operations, 3rd Floor
        The SunAmerica Center
        733 Third Avenue
        New York, New York 10017-3204

 BY WIRE
 .............................................................................

       o Instruct your bank to wire the amount of your investment to:

         State Street Bank & Trust Company
        Boston, MA
        ABA #0110-00028
        DDA # 99029712

         Specify the Portfolio name, your share class, your Portfolio number, account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

To open or add to an account using dollar cost averaging, see "Additional Investor Services."

                                                             -------------------

--------------------------------------------------------------------------------
                     SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SELLING SHARES
HOW                                                                REQUIREMENTS

THROUGH YOUR BROKER OR FINANCIAL ADVISER
 ...............................................................................

       o Accounts of any type.

       o Sales of any amount.

BY MAIL
 ...............................................................................

       o Accounts of any type.

       o Include all signatures and any additional documents that may be required (see next page).

       o Mail the materials to:

         SunAmerica Fund Services, Inc.
        Mutual Fund Operations, 3rd Floor
        The SunAmerica Center
        733 Third Avenue
        New York, New York 10017-3204


BY PHONE
 ...............................................................................

       o Most accounts.

       o Sales of less than $100,000.

BY WIRE
 ...............................................................................

       o Request by mail to sell any amount (accounts of any type).

       o Request by phone to sell less than $100,000.


REQUIREMENTS
 ...............................................................................

       o Call your broker or financial advisor to place your order to sell shares.
BY MAIL
 ..............................................................................
      o Write a letter of instruction indicating the Portfolio name, your share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

       o Sales of $100,000 or more require the letter of instruction to have a signature guarantee.

       o A check will normally be mailed on the next business day to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

BY PHONE
 ...............................................................................
       o Call Shareholder/Dealer Services at 1-800-858-8850, extension 5125 between 8:30 a.m. and 7:00 p.m. (Eastern time) on most business days. State the Portfolio name, the name of the person requesting the redemption, your share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

       o A check will be mailed to the name(s) and address in which the account is registered, or to a different address indicated in a written authorization previously provided to the Portfolio by the shareholder(s) on the account.

BY WIRE
 ...............................................................................
       o Proceeds will normally be wired on the next business day. A $15 fee will be deducted from your account.


To sell shares through a systematic withdrawal plan, see "Additional Investor Services."


-------------------
     24

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SELLING SHARES IN WRITING. In certain circumstances, you will need to make your request to sell shares in writing. Corporations, executors, administrators, trustees or guardians may need to include additional items with a request to sell shares. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

      o your address of record has changed within the past 30 days

      o you are selling more than $100,000 worth of shares

      o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

      o a broker or securities dealer

      o a federal savings, cooperative or other type of bank

      o a savings and loan or other thrift institution

      o a credit union

      o a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share (NAV) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. Investments for which market quotations are readily available are valued at market at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Directors.

BUY AND SELL PRICES. When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable CDSCs.

EXECUTION OF REQUESTS. Each Portfolio is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Fund receives your request in good order. If the Fund or the Distributor receives your order before the Portfolio's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If the Fund or the Distributor receives your order after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to the Portfolio before its close of business. The Fund and the Distributor reserve the right to reject any order to buy shares.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Each Portfolio may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of this Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price by a distribution in kind of securities from the Fund in lieu of cash. However, the Focus Portfolio and the Focused Growth and Income Portfolio have each made an election which requires payment of redemption proceeds in cash.

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days.

TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Fund is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

                                                             -------------------

--------------------------------------------------------------------------------
                     SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

EXCHANGES. You may exchange shares of a Portfolio for shares of the same class of any other fund distributed by SunAmerica Capital Services, Inc. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."

If you exchange shares that were purchased subject to a CDSC, the CDSC will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange. Your CDSC schedule will not change if you exchange Class C or Class II shares that you purchased prior to December 1, 1998 for another Portfolio or fund's Class II shares (which currently have a longer CDSC schedule).

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of the Fund, are using market timing strategies or making excessive exchanges. A Portfolio may change or cancel its exchange privilege at any time, upon 60 days' written notice to its shareholders. A Portfolio may also refuse any exchange order.

CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please call Shareholder/Dealer Services at 1-800-858-8850, extension 5125 for further information. You may sell or exchange certificated shares only by returning the certificates to the Portfolios, along with a letter of instruction and a signature guarantee. The Portfolios do not issue certificates for fractional shares.

MULTI-PARTY CHECKS. The Fund may agree to accept a "multi-party check" in payment for Fund shares. This is a check made payable to the investor by another party and then endorsed over to the Fund by the investor. If you use a multi-party check to purchase shares, you may experience processing delays. In addition, the Fund is not responsible for verifying the authenticity of any endorsement and assumes no liability for any losses resulting from a fraudulent endorsement.

ADDITIONAL INVESTOR SERVICES

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial advisor, or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125.

DOLLAR COST AVERAGING lets you make regular investments from your bank account to any fund of your choice distributed by SunAmerica Capital Services, Inc. You determine the frequency and amount of your investments, and you can terminate your participation at any time.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account. To use:

      o Make sure you have at least $5,000 worth of shares in your account.

      o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

      o Specify the payee(s) and amount(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.

      o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

      o Make sure your dividends and capital gains are being reinvested.

You cannot elect the systematic withdrawal plan if you have requested certificates for your shares.

SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of a Portfolio periodically for the same class of shares of one or more other funds distributed by SunAmerica Capital Services, Inc. To use:

      o Specify the SunAmerica Mutual Fund(s) from which you would like money withdrawn and into which you would like money invested.

      o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

      o Specify the amount(s). Each exchange must be worth at least $25.

      o Accounts must be registered identically; otherwise a signature guarantee will be required.

ASSET PROTECTION PLAN (OPTIONAL). Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Fund. The benefits of this optional coverage payable at death will be related to the amounts paid to purchase Fund shares and to the value of the Fund shares held for the benefit of the insured persons. However, to the extent the purchased shares are redeemed prior to death, coverage with respect to these shares will terminate.

Purchasers of the Asset Protection Plan are required to authorize periodic redemptions of Fund shares to pay the premiums for this coverage. These redemptions will not be subject to CDSCs, but will have the same tax consequences as any other Fund redemptions.

The Asset Protection Plan will be available to eligible persons who enroll for the coverage within a limited time period after shares in any Portfolio are initially purchased or transferred. In addition, coverage cannot be made available unless Anchor National knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides Anchor National with information regarding the beneficial owners of the shares. In addition, coverage is available only to shares purchased on behalf of natural persons between 21 and 75 years of age;
-------------------
       26

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

coverage is not available with respect to shares purchased for a retirement account. Other restrictions on the coverage apply. This coverage may not be available in all states and may be subject to additional restrictions or limitations. Purchasers of shares should also make themselves familiar with the impact on the Asset Protection Plan coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions.

Anchor National is a SunAmerica company.

Please call 1-800-858-8850 for more information, including the cost of the Asset Protection Plan option.

RETIREMENT PLANS. SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Simple IRAs, Roth IRAs, SEPs, SARSEPs, 401(k) plans, 403(b) plans and other pension and profit-sharing plans. Using these plans, you can invest in any SunAmerica Mutual Fund with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Retirement Plans at 1-800-858-8850, extension 5134.

DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES

ACCOUNT STATEMENTS. In general, you will receive account statements as follows:

      o after every transaction that affects your account balance (except a dividend reinvestment or automatic purchase from your bank account)

      o after any changes of name or address of the registered owner(s)

      o in all other circumstances, quarterly or annually, depending upon the Portfolio

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS. The Portfolios generally distribute most or all of their net earnings in the form of dividends. Income dividends, if any, and capital gains distributions, if any, are paid at least annually by the Portfolios.

DIVIDEND REINVESTMENTS. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same Portfolio and share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any fund distributed by SunAmerica Capital Services, Inc. or paid in cash (if more than $10). You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125 to change dividend and distribution payment options.

TAXABILITY OF DIVIDENDS. As long as a Portfolio meets the requirements for being a tax-qualified regulated investment company, which each Portfolio has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Dividends you receive from the Portfolio, whether reinvested or taken as cash, are generally considered taxable. The Portfolio intends to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Portfolio holds its assets).

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

"BUYING INTO A DIVIDEND." You should note that if you purchase shares just before a distribution, you will be taxed for that distribution like other shareholders, even though that distribution represents simply a return of part of your investment. You may wish to defer your purchase until after the record date for the distribution, so as to avoid this tax impact.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If you hold Class B shares, you will not have a taxable event when they convert into Class A shares.

OTHER TAX CONSIDERATIONS. If you are not a lawful permanent resident or a citizen of the U.S. or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, each Portfolio must withhold 31% of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current federal tax law of an investment in a Portfolio. It is not a substitute for professional tax advice. Consult your tax advisor about the potential tax consequences of an investment in a Portfolio under all applicable laws.

SMALL ACCOUNTS. If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account. Your account will not be closed if its drop in value is due to Portfolio performance or the effects of sales charges.

                                                             -------------------

--------------------------------------------------------------------------------
            MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------


                                                LARGE-CAP                       MID-CAP
                                                 GROWTH                         GROWTH
                                                PORTFOLIO                      PORTFOLIO
What is the Portfolio's investment    Long-term growth of capital    Long-term growth of capital
goal?
--------------------------------------------------------------------------------------------------
What principal investment strategies  growth                         growth
does the Portfolio use to implement
its principal investment strategies?
--------------------------------------------------------------------------------------------------
What are the Portfolio's principal    active trading of stocks of    active trading of stocks of
investment techniques?                large-cap companies that       mid-cap companies that offer
                                      offer the potential for        the potential for long-term
                                      long-term growth of capital    growth of capital
--------------------------------------------------------------------------------------------------
What are the Portfolio's other        o Trading of mid-cap           o Trading of small-cap
significant investment techniques?      companies                      companies
                                      o Trading of foreign           o Trading of large-cap
                                        securities                     companies
                                                                     o Trading of foreign
                                                                       companies
--------------------------------------------------------------------------------------------------
What other types of securities may    o Short-term investments       o Short-term investments
the Portfolio normally invest as        (up to 25%)                    (up to 25%)
part of efficient portfolio           o Defensive instruments        o Defensive instruments
management or for return enhancement  o Options and futures          o Options and futures
purposes?                             o Special situations           o Special situations
--------------------------------------------------------------------------------------------------
What principal risks normally may     o Stock market volatility      o Stock market volatility
affect the Portfolio?                 o Securities selection         o Securities selection
                                      o Non-diversification          o Non-diversification
--------------------------------------------------------------------------------------------------
What other risks may affect the       o Foreign exposure             o Foreign exposure
Portfolio?                            o Derivatives                  o Derivatives
                                      o Hedging                      o Hedging
--------------------------------------------------------------------------------------------------

                                 INVESTMENT
                                 STRATEGIES

   Each Portfolio has its own investment goal and a strategy for pursuing it. The chart summarizes information about each Portfolio's investment approach. Following this chart is a glossary that further describes the investment and risk terminology used in the chart. Please review the glossary in conjunction with this chart.
-------------------                                                           28

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

          AGGRESSIVE                      LARGE-CAP                                                       SMALL-CAP
            GROWTH                          VALUE                           VALUE                           VALUE
          PORTFOLIO                       PORTFOLIO                       PORTFOLIO                       PORTFOLIO

Long-term growth of capital     Long-term growth of capital     Long-term growth of capital     Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------------
growth                          value                           value                           value
------------------------------------------------------------------------------------------------------------------------------
active trading of stocks of     active trading of stocks of     active trading of stocks of     active trading of stocks of
small-cap and mid-cap           large-cap companies that offer  large-cap and mid-cap           small-cap companies that offer
companies that offer the        the potential for long-term     companies that offer the        the potential for long-term
potential for long-term growth  growth of capital               potential for long-term growth  growth of capital
of capital                                                      of capital
------------------------------------------------------------------------------------------------------------------------------
o Foreign securities            o Mid-cap companies             o Foreign securities            o Mid-cap companies
                                o Foreign securities                                            o Foreign companies
------------------------------------------------------------------------------------------------------------------------------
o Short-term investments        o Short-term investments        o Short-term investments        o Short-term investments
o Defensive instruments         o Defensive instruments         o Defensive instruments         o Defensive instruments
o Options and futures           o Options and futures           o Options and futures           o Options and futures
o Special situations            o Special situations            o Special situations            o Special situations
------------------------------------------------------------------------------------------------------------------------------
o Stock market volatility       o Stock market volatility       o Stock market volatility       o Stock market volatility
o Securities selection          o Securities selection          o Securities selection          o Securities selection
o Small market capitalization   o Non-diversification           o Non-diversification           o Small market capitalization
o Non-diversification                                                                           o Non-diversification
------------------------------------------------------------------------------------------------------------------------------
o Foreign exposure              o Foreign exposure              o Foreign exposure              o Foreign exposure
o Derivatives                   o Derivatives                   o Derivatives                   o Derivatives
o Hedging                       o Hedging                       o Hedging                       o Hedging
------------------------------------------------------------------------------------------------------------------------------

                                                             -------------------

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                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

                                               FOCUSED GROWTH
                                                 AND INCOME                          FOCUS
                                                 PORTFOLIO                         PORTFOLIO

What is the Fund's investment goal?   Long-term growth of capital       Long-term growth of capital
--------------------------------------------------------------------------------------------------------
What principal investment strategies  focus, growth and value           focus and growth
does the Fund use to implement its
principal investment strategies?
--------------------------------------------------------------------------------------------------------
What are the Fund's principal         active trading of large-cap       active trading of equity
investment techniques?                companies that offer the          securities, without regard to
                                      potential for long-term growth    market capitalization
                                      of capital and reasonable level
                                      of current income
--------------------------------------------------------------------------------------------------------
What are the Portfolio's other        o Foreign securities              o Foreign securities
significant investment techinques?
--------------------------------------------------------------------------------------------------------
What other types of securities may    o Short-term investments          o Short-term investments
the Fund normally invest as part of   o Defensive instruments           o Defensive instruments
efficient portfolio management        o Options and futures             o Options and futures
or for return enhancement purposes?   o Special situations              o Special situations
--------------------------------------------------------------------------------------------------------
What principal risks normally may     o Stock market volatility         o Stock market volatility
affect the Fund?                      o Securities selection            o Securities selection
                                      o Non-diversification             o Non-diversification
--------------------------------------------------------------------------------------------------------
What other risks may affect the       o Foreign exposure                o Foreign exposure
Portfolio?                            o Derivatives                     o Derivatives
                                      o Hedging                         o Hedging
--------------------------------------------------------------------------------------------------------



-------------------
     30

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FOCUSED                                                                            INTERNATIONAL
                 TECHNET                                 FOCUSED VALUE                                 EQUITY
                PORTFOLIO                                  PORTFOLIO                                  PORTFOLIO

Long-term growth of capital                Long-term growth of capital and            Long-term growth of capital
                                           reasonable level of current income
-------------------------------------------------------------------------------------------------------------------------------
Growth and focus                           focus and value                            international
-------------------------------------------------------------------------------------------------------------------------------
o Active trading of up to thirty equity    active trading of equity securities that   active trading of foreign securities that
  securities of companies that offer the   the Advisers believe are undervalued in    offer the potential for long-term growth
  potential for long-term growth of        the market, without regard to market       of capital
  capital and that the Advisers believe    capitalization
  will benefit significantly from
  technological advances or improvements,
  without regard to market capitalization
-------------------------------------------------------------------------------------------------------------------------------
  o Trading of foreign securities          Foreign securities                         o Foreign investment companies
-------------------------------------------------------------------------------------------------------------------------------
o Short-term investments (up to 10%)       o Short-term investments                   o Short-term investments
o Defensive instruments                    o Defensive instruments                    o Defensive instruments
o Options and futures                      o Options and futures                      o Options and futures
o Special situations                       o Special situations                       o Special situations
                                                                                      o Currency transactions
-------------------------------------------------------------------------------------------------------------------------------
o Stock market volatility                  o Stock market volatility                  o foreign exposure
o Securities selection                     o Securities selection                     o small market capitalization
o Non-diversification                      o Non-diversification                      o emerging markets
o Small market capitalization
o Technology company
-------------------------------------------------------------------------------------------------------------------------------
o Foreign exposure                         o Foreign exposure                         o Derivatives
o Derivatives                              o Derivatives                              o Hedging
o Hedging                                  o Hedging
o Emerging markets
-------------------------------------------------------------------------------------------------------------------------------

                                                             -------------------

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            MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

                          INVESTMENT TERMINOLOGY

                          GROWTH OF CAPITAL is growth of the value of an investment.

                          ACTIVE TRADING means that a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. During periods of increased market volatility, active trading may be more pronounced.

                          EQUITY SECURITIES include common and preferred stocks, convertible securities, warrants and rights.

                          CONVERTIBLE SECURITIES are bonds or preferred stocks that may be exchanged for common stock of the same or a different company.

                          LARGE-CAP COMPANIES are those with market caps within the Morningstar, Inc. Large-Cap category, as described on page 2. Currently, this range is $9.5 billion or higher.

                          MID-CAP COMPANIES are those with market caps within the Morningstar, Inc. Mid-Cap category, as described on page 2. Currently, this range is between $1.5 billion and $9.5 billion.

                          SMALL-CAP COMPANIES are those with market caps within the Morningstar, Inc. Small-Cap category, as described on page 2. Currently, this range is $1.5 billion or less.

                          SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

                          DEFENSIVE INVESTMENTS include high quality fixed income securities and money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

                          FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include American Depositary Receipts (ADRS) or other similar securities that convert into foreign securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS).

                          It may be necessary under certain foreign laws, less expensive, or more expedient to invest in FOREIGN INVESTMENT COMPANIES, which invest in certain foreign markets, including emerging markets. Investing through such vehicles may involve frequent or layered fees or expenses, and the Advisers will not invest in such investment companies unless, in their judgment, the potential benefits justify the payment of any associated fees and expenses.

                          CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

                          A DERIVATIVE instrument is a contract, such as an option or a future, whose value is based on the performance of an underlying asset.

                          OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying financial instruments.

                          A SPECIAL SITUATION arises when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.



 LARGE-CAP COMPANIES AND MID-CAP COMPANIES generally have a substantial record of operations (i.e., in business for at least five years) and are listed for trading on the New York Stock Exchange or another national or international stock exchange or, in some cases, are traded over the counter. SMALL-CAP COMPANIES generally will be companies that have been in business for a shorter period of time.

-------------------
     32

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

RISK TERMINOLOGY

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its Adviser, may fail to produce the intended return.

SMALL MARKET CAPITALIZATION: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

TECHNOLOGY COMPANIES: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies.

NON-DIVERSIFICATION: By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

CURRENCY VOLATILITY: The value of a Portfolio's foreign portfolio investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-dollar securities.

DERIVATIVES: Derivatives are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

HEDGING: Hedging is a strategy in which the Adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

EMERGING MARKETS: An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

                                                             -------------------

--------------------------------------------------------------------------------
                     FUND MANAGEMENT
--------------------------------------------------------------------------------

MANAGER. SunAmerica Asset Management Corp. selects the Advisers for the Portfolios, may manage certain portions of Portfolios, provides various administrative services, and supervises the daily business affairs of each Portfolio. The Advisers are responsible for decisions to buy and sell securities for the Portfolios, selection of broker-dealers and negotiation of commission rates for their respective portion of the relevant Portfolio. SunAmerica may terminate any agreement with an Adviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Fund with Advisers approved by the Board of Directors without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Advisers for new or existing Portfolios, change the terms of particular agreements with Advisers or continue the employment of existing Advisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of a Portfolio have the right to terminate an agreement with an Adviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Adviser changes. The order also permits the Fund to disclose to shareholders the Advisers' fees only in the aggregate for each Portfolio. For the fiscal year ended October 31, 1999, each Portfolio paid SunAmerica a fee equal to 1.00% of average daily net assets except the International Equity Portfolio, which paid a fee equal to 1.10% of average daily net assets, and the Focus Portfolio, which paid a fee equal to 0.85% of average daily net assets. The annual rate of the investment advisory fee of the Focused TechNet Portfolio payable to SunAmerica is 1.25% of its average daily net assets.

SunAmerica, located in the SunAmerica Center, 733 Third Avenue, New York, New York 10017, was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $27 billion as of December 31, 1999. In addition to managing the Portfolios, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Brazos Mutual Funds, Seasons Series Trust, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust and SunAmerica Strategic Investment Series, Inc.

With the exception of the International Equity Portfolio and Focused Growth and Income Portfolio, each of which has two different professional Advisers, each Portfolio provides investors with access to three different professional Advisers, each with a distinct investment methodology within a particular investment style. Each Adviser manages a separate portion of a Portfolio.

SunAmerica Asset Management Corp. ("SunAmerica") is the Portfolios' investment manager and will initially allocate the assets of each Portfolio equally among the Advisers. SunAmerica will also allocate new cash from share purchases and redemption requests equally among the Advisers, unless SunAmerica determines, subject to the review of the Board, that a different allocation of assets would be in the best interests of the Portfolio and its shareholders.

With respect to each Portfolio except the Focus Portfolio, SunAmerica intends, on a quarterly basis, to review the asset allocation in each Portfolio to ensure that no portion of assets managed by an Adviser exceeds that portion managed by any other Adviser to the Portfolio by more than 5%. If such a condition exists, SunAmerica will then re-allocate cash flows among the Advisers, differently from the manner described above, in an effort to reflect a re-balancing of the Portfolio's asset allocation. SunAmerica does not intend, but reserves the right, subject to the review of the Board, to reallocate assets from one Adviser to another when it would be in the best interests of the Portfolio and its shareholders to do so. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to a portion of the Portfolio with a relatively lower total return.

With respect to the Focus Portfolio, in general, SunAmerica will not rebalance or reallocate the assets of the Portfolio among Advisers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Adviser to another when it would be in the best interests of the Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation will be to shift assets from a better performing Adviser to a portion of the Portfolio with a relatively lower total return.

DISTRIBUTOR. SunAmerica Capital Services, Inc. distributes each Portfolio's shares. The Distributor, a SunAmerica company, receives the initial and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under each Portfolio's 12b-1 plans.

The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor) in connection with sales of shares of a Portfolio. This compensation may include (i) full re-allowance of the front-end sales charge on Class A shares; (ii) additional compensation with respect to the sale of Class A, Class B or Class II shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Portfolios, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of the Portfolio. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. In addition, the following types of non-cash compensation may be offered through sales contests:
(i) travel mileage on major air carriers; (ii) tickets for entertainment events (such as concerts or sporting events); or (iii) merchandise (such as clothing, trophies, clocks, pens or other electronic equipment). Broker-dealers may not use sales of the Portfolios' shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

ADMINISTRATOR. SunAmerica Fund Services, Inc. assists the Portfolios' transfer agent in providing shareholder services. The Administrator, a SunAmerica company, is paid a monthly fee by each Fund for its services at the annual rate of .22% of average daily net assets.

SunAmerica, the Distributor and Administrator are all located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017.
-------------------
     34

--------------------------------------------------------------------------------
                     INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------

The Advisers and Portfolio Managers for each Portfolio are described below:

STYLE-BASED PORTFOLIOS

PORTFOLIO                        PORTFOLIO MANAGEMENT ALLOCATED AMONG THE FOLLOWING ADVISERS
-------------------------------  -------------------------------------------------------------------------------------------

Large-Cap Growth Portfolio       Janus Capital Corporation ("Janus")
                                 Jennison Associates LLC ("Jennison")
                                 SunAmerica

Mid-Cap Growth Portfolio         Miller Anderson & Sherrerd, LLP ("MAS")
                                 T. Rowe Price Associates, Inc. ("T. Rowe Price")
                                 SunAmerica

Aggressive Growth Portfolio      Janus
                                 SunAmerica
                                 Credit Suisse Asset Management, LLC ("CSAM")

Large-Cap Value Portfolio        Davis Selected Advisers, L.P. ("Davis")
                                 Thornburg Investment Management, Inc. ("Thornburg")
                                 Wellington Management Company, LLP ("Wellington Management")

Value Portfolio                  Davis
                                 Neuberger Berman, LLC ("Neuberger Berman")
                                 American Century Investment Management, Inc.
                                 ("American Century")

Small-Cap Value Portfolio        Berger LLC ("Berger") (subcontracted to
                                 Perkins, Wolf, McDonnell & Company ("PWM"))
                                 EQSF Advisers, Inc. (investment adviser to the Third Avenue Funds and referred to as "Third
                                 Avenue")
                                 Lazard

STYLIZED PORTFOLIOS

Focus Portfolio                  Fred Alger Management, Inc. ("Alger"),
                                 Jennison
                                 Marsico Capital Management, LLC ("Marsico")

Focused TechNet Portfolio        Dresdner RCM Global Investors LLC ("Dresdner")
                                 SunAmerica
                                 Van Wagoner Capital Management, Inc
                                 ("Van Wagoner")

Focused Growth and Income        SunAmerica
  Portfolio                      Marsico

Focused Value Portfolio          American Century
                                 Third Avenue
                                 Thornburg

International Equity Portfolio   Bankers Trust Company ("BT")
                                 Rowe Price-Fleming International, Inc. ("Rowe-Fleming")

DESCRIPTION OF THE ADVISERS

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. American Century is a Delaware corporation with principal offices at the American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. As of December 31, 1999, American Century had approximately $109 billion in total assets under management.

BANKERS TRUST COMPANY. BT has principal offices at 130 Liberty Street, New York, New York 10006. BT conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market. As of December 31, 1999, BT managed approximately $244 billion in assets globally.

                                                             -------------------

--------------------------------------------------------------------------------
                     INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------

BERGER LLC. Berger is a Nevada limited liability company, located at 210 University Boulevard, Suite 900, Denver, Colorado 80206, and serves as investment adviser, sub-adviser, administrator, or sub-administrator to mutual funds, and institutional and private investors. As of December 31, 1999, Berger had assets under management of approximately $7.2 billion.

CREDIT SUISSE ASSET MANAGEMENT, LLC. CSAM, the successor firm of Warburg Pincus Asset Management, Inc., is a professional investment advisory firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. CSAM is a member of Credit Suisse Asset Management, the institutional arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks. As of December 31, 1998, CSAM managed approximately $203 billion in assets. CSAM is located at 466 Lexington Avenue, New York, NY 10017-3147.

DAVIS SELECTED ADVISERS, L.P. Davis is a Colorado limited partnership, located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. As of March 31, 1998, Davis had assets under management of approximately $27.7 billion.

DRESDNER RCM GLOBAL INVESTORS LLC. Dresdner is an indirect wholly owned subsidiary of Dresdner Bank AG, an international banking organization, and is located at Four Embarcadero Center, San Francisco, California 94111. As of December 31, 1999, Dresdner had approximately $47 billion in total assets under management and advice.

EQSF ADVISERS, INC. Third Avenue is located at 767 Third Avenue, New York, New York 10017. Third Avenue has been an investment adviser and manager for mutual funds since its organization in 1986. As of December 31, 1999, Third Avenue has in excess of $1.5 billion in assets under management.

FRED ALGER MANAGEMENT, INC. Alger is a New York corporation wholly owned by its principals and located at 1 World Trade Center, New York, New York 10048. Since 1964, Alger has provided investment management services to large corporate pension plans, state and local governments, insurance companies, mutual funds and high net-worth individuals. As of December 31, 1999, Alger had approximately $17.4 billion in assets under management.

JANUS CAPITAL CORPORATION. Janus is a Colorado corporation located at 100 Fillmore Street, Denver, Colorado 80206-4923, and serves as investment adviser or subadviser to mutual funds and individual, corporate, charitable and retirement accounts. As of December 31, 1999, Janus had under management approximately $248.8 billion.

JENNISON ASSOCIATES LLC. Jennison is a Delaware limited liability company located at 466 Lexington Avenue, New York, NY 10017. As of December 31, 1999, Jennison had approximately $59.1 billion in assets under management for institutional and mutual fund clients.

LAZARD ASSET MANAGEMENT. Lazard is a division of Lazard Freres & Co. LLC, a New York limited liability company. Located at 30 Rockefeller Plaza, New York, New York 10112, Lazard provides investment management services to individual and institutional clients. As of December 31, 1999, Lazard and its affiliated companies managed client discretionary accounts with assets totaling approximately $75 billion.

MARSICO CAPITAL MANAGEMENT, LLC. Marsico is a Colorado limited liability company located at 1200 17th Street, Suite 1300, Denver, CO 80202. As of January 31, 1999, Marsico had approximately $4.75 billion in assets under management.

MILLER ANDERSON & SHERRERD, LLP. MAS, a Pennsylvania limited liability partnership founded in 1969, is located at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 1999, MAS had in excess of $66.6 billion in assets under management.

NEUBERGER BERMAN, LLC. Neuberger Berman is a Delaware limited liability company located at 605 Third Avenue, New York, New York 10158-0180. Neuberger Berman has been in the investment advisory business since 1939. As of December 31, 1999, Neuberger Berman and its affiliates had assets under management of approximately $54.4 billion.

PERKINS, WOLF, MCDONNELL & COMPANY. PWM, located at 53 West Jackson Boulevard, Suite 722, Chicago, Illinois 60604, was organized as a Delaware corporation in 1980. PWM is a member of the National Association of Securities Dealers, Inc. and, in 1984, registered with the Securities and Exchange Commission as an investment adviser. As of December 31, 1999, PWM had assets under management of approximately $1.4 billion.

-------------------
     36

ROWE PRICE-FLEMING INTERNATIONAL, INC. Rowe-Fleming is a Maryland corporation, incorporated in 1979. It is located at 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 1999, Rowe-Fleming managed over
$42.5 billion of foreign assets.

SUNAMERICA ASSET MANAGEMENT CORP. see page 34.

T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price is a Maryland corporation located at 100 East Pratt Street, Baltimore, Maryland 21202. Founded in 1937, T. Rowe Price and its affiliates managed over $179 billion for over six million individual and institutional investor accounts as of December 31, 1999.

THORNBURG INVESTMENT MANAGEMENT, INC. Thornburg is a Delaware corporation with principal offices at 119 East Marcy Street, Santa Fe, New Mexico 87501, and has been in the investment management business since 1982. As of December 31, 1999, Thornburg had approximately $2.7 billion in assets under management.

VAN WAGONER CAPITAL MANAGEMENT, INC. Van Wagoner is a privately owned company located at 345 California Street, San Francisco, California 94104. As of March 31, 2000, Van Wagoner had approximately $4.5 billion in assets under management.

WELLINGTON MANAGEMENT COMPANY, LLP. Wellington Management is a Massachusetts limited liability partnership, located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of December 31, 1999, Wellington Management had investment management authority with respect to over $235 billion of assets.

                                                             -------------------

--------------------------------------------------------------------------------
            INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------

STYLE-BASED PORTFOLIOS
                                     NAME, TITLE AND AFFILIATION OF
PORTFOLIO                            PORTFOLIO MANAGER                         EXPERIENCE
-----------------------------------  ----------------------------------------  ----------------------------------------

Large-Cap Growth Portfolio           Marc Pinto                                Mr. Pinto has been a Vice President and
                                     Portfolio Manager and Vice President of   Portfolio Manager of Janus since 1997.
                                     Portfolio Management (Janus)              He joined Janus in 1994. From 1993 to
                                                                               1994, he was Co-President of Creative
                                                                               Retail Technology, a producer of
                                                                               hardware for retail clients. From 1991
                                                                               to 1993, Mr. Pinto was an equity analyst
                                                                               at Priority Investments Ltd., a family
                                                                               owned business.

                                     Spiros "Sig" Segalas                      Mr. Segalas is a founding member of
                                     Portfolio Manager (Jennison)              Jennison, which was established in 1969,
                                                                               and he has been a Director and Equity
                                                                               Portfolio Manager ever since. In
                                                                               addition, Mr. Segalas has served as
                                                                               President and Chief Investment Officer
                                                                               of Jennison since 1993 and 1973,
                                                                               respectively.

                                     Francis Gannon                            Mr. Gannon has been a Senior Vice
                                     Portfolio Manager                         President of SunAmerica since October
                                     (SunAmerica)                              1999 and Portfolio Manager with the firm
                                                                               since 1996. He joined SunAmerica as an
                                                                               equity analyst in 1993.

Mid-Cap Growth Portfolio             Arden C. Armstrong                        Ms. Armstrong joined MAS as a Portfolio
                                     Portfolio Manager (MAS)                   Manager in 1986.

                                     Brian W. H. Berghuis                      Mr. Berghuis joined T. Rowe Price in
                                     (Investment Advisory Committee Chairman)  1985.
                                     Managing Director and Equity Portfolio
                                     Manager (T. Rowe Price)

                                     Marc L. Baylin                            Mr. Baylin joined T. Rowe Price in 1993.
                                     (Investment Advisory Committee)
                                     Vice President and Investment Analyst
                                     (T. Rowe Price)

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    38

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                         NAME, TITLE AND AFFILIATION OF
 PORTFOLIO                                  PORTFOLIO MANAGER                  EXPERIENCE
 ----------------------------------- --------------------------------------    ----------------------------------------

 Mid-Cap Growth Portfolio             James A. C. Kennedy                      Mr. Kennedy joined T. Rowe Price in
    (continued)                       (Investment Advisory Committee)          1978. He is Chairman of the Equity
                                      Managing Director and Director           teering Committee and is Director of
                                      (T. Rowe                                 the Equity Division. He has
                                                                               responsibility for the equity trading
                                                                               department and is Chairman of the
                                                                               Brokerage Control Committee.

                                     John F. Wakeman                           Mr. Wakeman joined T. Rowe Price in
                                     (Investment Advisory Committee)           1989.
                                     Vice President and Portfolio Manager (T.
                                     Rowe Price)

                                     Brian Clifford                            Mr. Clifford joined SunAmerica in
                                     Portfolio Manager                         February 1998. He currently serves as
                                     (SunAmerica)                              portfolio manager of the SunAmerica
                                                                               Growth Opportunities Fund and is a
                                                                               member of the SunAmerica Large-Cap
                                                                               Equity Team. Prior to joining
                                                                               SunAmerica, Mr. Clifford was a portfolio
                                                                               manager at Morgan Stanley Dean Witter
                                                                               from April 1995 to February 1998 and a
                                                                               junior equity analyst and investment
                                                                               management associate with Dean Witter
                                                                               Intercapital from October 1994 to April
                                                                               1995.

Aggressive Growth Portfolio          Scott W. Schoelzel                        Mr. Schoelzel joined Janus Capital in
                                     Executive Vice President and Portfolio    January 1994. He has managed the Janus
                                     Manager (Janus)                           Twenty Fund since August 1997 and the
                                                                               Janus Aspen Capital Appreciation Fund
                                                                               since its inception.

                                     Donna Calder                              Prior to joining SunAmerica as a
                                     (Domestic Equity Investment Team)         Portfolio Manager in February 1998,
                                     Portfolio Manager (SunAmerica)            Ms. Calder served as a General Partner
                                                                               of Manhattan Capital Partners, L.P.

                                     Elizabeth B. Dater                        Ms. Dater has been with CSAM since 1999,
                                     Managing Director (CSAM)                  and with its predecessor, Warburg Pincus
                                                                               Asset Management, Inc., since 1978.

                                     Stephen J. Lurito                         Mr. Lurito has been with CSAM since
                                     Managing Director (CSAM)                  1999, and with its predecessor, Warburg
                                                                               Pincus Asset Management, Inc., since
                                                                               1987.

                                                             -------------------

--------------------------------------------------------------------------------
            INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------


                                       NAME, TITLE AND AFFILIATION OF
  PORTFOLIO                                  PORTFOLIO MANAGER                          EXPERIENCE
---------------------------------- ----------------------------------------   ----------------------------------------
Large-Cap Value Portfolio            William V. Fries, CFA                     Mr. Fries has been a Managing Director
                                     Managing Director and                     and Portfolio Manager at Thornburg since
                                     Portfolio Manager                         1995. Previously he had been affiliated
                                     (Thornburg)                               with USAA Investment Management Company
                                                                               for over 20 years.

                                     Christopher C. Davis                      Mr. Davis has been a portfolio manager
                                     Portfolio Manager (Davis)                 with Davis since 1994. He joined Davis
                                                                               in September 1989 as an assistant
                                                                               portfolio manager and research analyst.

                                     Kenneth C. Feinberg                       Mr. Feinberg has been a portfolio
                                     Portfolio Manager (Davis)                 manager with Davis since 1997. He joined
                                                                               Davis in December 1994 as a research
                                                                               analyst.

                                     John R. Ryan                              Mr. Ryan has been a portfolio manager
                                     Senior Vice President and Managing        with Wellington Management since 1981
                                     Partner (Wellington Management)           and has held the position of Senior Vice
                                                                               President of Wellington Management since
                                                                               1987. Mr. Ryan became a Managing Partner
                                                                               on January 1, 1996.

Value Portfolio                      Christopher C. Davis                      See above.
                                     Portfolio Manager (Davis)

                                     Shelby M. C. Davis                        Since 1968, Mr. Davis has been a
                                     Former Co-Manager (Davis)                 director of Venture Advisers, Inc.

                                     Robert I. Gendelman                       Mr. Gendelman has been a principal of
                                     Senior Portfolio Manager, Assistant Vice  Neuberger Berman since December 1996. He
                                     President and Principal (Neuberger        was a portfolio manager for another
                                     Berman)                                   mutual fund manager from 1992 to 1993.

                                     S. Basu Mullick                           Mr. Mullick has been with Neuberger
                                     Portfolio Manager, Managing Director      Berman since 1998. He was a portfolio
                                     (Neuberger Berman)                        manager with another firm from 1993 to
                                                                               1998.

                                     Phil Davidson                             Mr. Davidson is a Vice President and
                                     Vice President and Portfolio Manager      Portfolio Manager and has been with
                                     (American Century)                        American Century since 1993.

-------------------
40

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                       NAME, TITLE AND AFFILIATION OF
  PORTFOLIO                                  PORTFOLIO MANAGER                          EXPERIENCE
---------------------------------- ----------------------------------------   ----------------------------------------
Small-Cap Value Portfolio            Robert H. Perkins                         Robert Perkins has been an investment
                                     President, Chief Investment Officer and   manager since 1970. Mr. Perkins owns 49%
                                     Director (PWM)                            of PWM's outstanding common stock and
                                                                               serves as President and Chief Investment
                                                                               Officer and as a director of PWM.

                                     Herbert W. Gullquist                      Mr. Gullquist is the Chief Investment
                                     (Investment Team)                         Officer of Lazard, responsible for
                                     Chief Investment Officer (Lazard)         overall adherence to the firm's
                                                                               investment principles. He joined the
                                                                               firm in 1982 and has 38 years of
                                                                               investment experience.

                                     Eileen D. Alexanderson, CFA (Investment   Ms. Alexanderson is a Managing Director
                                     Team) Managing Director, Portfolio        of Lazard responsible for U.S./global
                                     Manager (Lazard)                          equity management and overseeing the
                                                                               day-to-day operations of the U.S.
                                                                               small-cap and U.S. mid-cap equity
                                                                               investment teams. Ms. Alexanderson
                                                                               joined the firm in 1979 and has
                                                                               19 years of investment experience.

                                     Martin J. Whitman Chairman, CEO and       Mr. Whitman has been Chief Investment
                                     Portfolio Manager (Third Avenue)          Officer of Third Avenue since 1991 and
                                                                               Chairman and CEO since 1986. Mr. Whitman
                                                                               also has been Chairman and CEO of Third
                                                                               Avenue Trust (and its predecessors)
                                                                               since 1990 and was President from 1991
                                                                               to 1998.

                                     Curtis Jensen                             Mr. Jensen has been Co-Portfolio Manager
                                     Portfolio Manager                         of Third Avenue Small-Cap Value Fund
                                     (Third Avenue)                            since 1997. Mr. Jensen has been a Senior
                                                                               Research Analyst at Third Avenue since
                                                                               1995.

                                                             -------------------

--------------------------------------------------------------------------------
            INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------

STYLIZED PORTFOLIOS
                                     NAME, TITLE AND AFFILIATION OF
PORTFOLIO                            PORTFOLIO MANAGER                              EXPERIENCE
-----------------------------------  ---------------------------------------------  ---------------------------------------------
Focus Portfolio                      David D. Alger                                 Mr. Alger joined Alger in 1971 and has been
                                     President and Portfolio                        President and Director since 1995. Prior to
                                     Manager (Alger)                                1995, Mr. Alger was Executive Vice President
                                                                                    and Director of Research with the firm.

                                     Spiros "Sig" Segalas                           Mr. Segalas is a founding member of Jennison,
                                     Portfolio Manager (Jennison)                   which was established in 1969, and he has
                                                                                    been a Director and Equity Portfolio Manager
                                                                                    ever since. In addition, Mr. Segalas has
                                                                                    served as President and Chief Investment
                                                                                    Officer of Jennison since 1993 and 1973,
                                                                                    respectively.

                                     Thomas F. Marsico                              Mr. Marsico has been the Chairman and Chief
                                     Portfolio Manager (Marsico)                    Executive Officer of Marsico since he formed
                                                                                    Marsico in 1997. From 1988 through 1997,
                                                                                    Mr. Marsico served as the portfolio manager
                                                                                    of the Janus Twenty Fund and from 1991
                                                                                    through 1997, Mr. Marsico served as the
                                                                                    portfolio manager of the Janus Growth &
                                                                                    Income Fund.

Focused TechNet Portfolio            Walter C. Price, Jr.                           Mr. Price joined Dresdner in 1974 as a Senior
                                     Portfolio Manager (Dresdner)                   Portfolio Securities Analyst and became a
                                                                                    principal in 1978. He has been a Managing
                                                                                    Director and Portfolio Manager with the firm
                                                                                    since 1985. Mr. Price has analytical
                                                                                    responsibility for much of Dresdner's
                                                                                    technology area.

                                     Huachen Chen                                   Mr. Chen joined Dresdner in 1985 as a
                                     Portfolio Manager (Dresdner)                   Securities Analyst. He became a principal in
                                                                                    1994 and currently has research and money
                                                                                    management responsibilities for the
                                                                                    technology area.

                                     Donna Calder                                   Ms. Calder joined SunAmerica as a Portfolio
                                     Portfolio Manager (SunAmerica)                 Manager in February 1998. Ms. Calder served
                                                                                    as a General Partner of Manhattan Capital
                                                                                    Partners, L.P. from November 1991 through
                                                                                    August 1995. She also has served as a
                                                                                    Portfolio Manager
                                                                                    with Oppenheimer Management and
                                                                                    E.F. Hutton & Company.

                                     Soohwan Kim, CFA                               Soohwan Kim joined SunAmerica as a Senior
                                     Senior Technology Analyst                      Research Analyst in July of 1999. Previously,
                                     (SunAmerica)                                   he was Vice President, Analyst at Citibank
                                                                                    Global Asset Management. From 1992 to 1993,
                                                                                    he served as an Economist with the Union Bank
                                                                                    of Switzerland.

-------------------
 42

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                       NAME, TITLE AND AFFILIATION OF
  PORTFOLIO                                  PORTFOLIO MANAGER                          EXPERIENCE
---------------------------------- ----------------------------------------   ----------------------------------------
Focused TechNet Portfolio            Garrett R. Van Wagoner, CFA                    Mr. Van Wagoner is Portfolio Manager and
  (continued)                        Portfolio Manager (Van Wagoner)                President of the Van Wagoner Funds. Prior to
                                                                                    founding Van Wagoner Capital Management, Inc.
                                                                                    in 1995, Mr. Van Wagoner managed the Govett
                                                                                    Smaller Companies Fund for three years. He
                                                                                    also worked with Bessemer Trust, N.A. and has
                                                                                    over 20 years experience of equity portfolio
                                                                                    management.

                                     Raiford Garrabrant, CFA                        Mr. Garrabrant is a Research Analyst and
                                     Portfolio Manager and Research Analyst         Portfolio Manager for Van Wagoner Capital
                                     (Van Wagoner)                                  Management, Inc. responsible for covering
                                                                                    companies with market capitalizations of $500
                                                                                    million and below. Prior to joining Van
                                                                                    Wagoner Capital Management, Inc., he was the
                                                                                    Assistant Portfolio Manager for the Govett
                                                                                    Smaller Companies Fund and assisted Mr. Van
                                                                                    Wagoner in managing this fund in 1994 and
                                                                                    1995. Mr. Garrabrant also worked with First
                                                                                    Citizen's Bank and Trust as a Financial
                                                                                    Analyst and has over eight years of research
                                                                                    and portfolio management experience.

Focused Growth and Income Portfolio  Thomas F. Marsico                              See above
                                     Portfolio Manager
                                     (Marsico)

                                     Francis Gannon                                 Mr. Gannon has been a Vice President and
                                     Portfolio Manager (SunAmerica)                 Portfolio Manager with the firm since 1996.
                                                                                    He joined SunAmerica as an equity analyst in
                                                                                    1993.

Focused Value                        Scott A. Moore                                 Mr. Moore has been a member of the team that
  Portfolio                          Portfolio Manager (American Century)           manages the Portfolio since October 1996 and
                                                                                    Portfolio Manager since February 1999. He
                                                                                    joined American Century in August 1993 as an
                                                                                    Investment Analyst.

                                                             -------------------

--------------------------------------------------------------------------------
            INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------



                                       NAME, TITLE AND AFFILIATION OF
  PORTFOLIO                                  PORTFOLIO MANAGER                                EXPERIENCE
---------------------------------- ----------------------------------------       ----------------------------------------
Focused Value                      Martin J. Whitman Chairman, CEO and Portfolio  Mr. Whitman has been Chief Investment Officer
  Portfolio                        Manager                                        of Third Avenue since 1991 and Chairman and
  (continued)                      (Third Avenue)                                 CEO since 1986. Mr. Whitman also has been
                                                                                  Chairman and CEO of Third Avenue Trust (and
                                                                                  its predecessors) since 1990 and was
                                                                                  President from 1991 to 1998.

                                   Curtis Jensen                                  Mr. Jensen has been Co-Portfolio Manager of
                                   Portfolio Manager                              Third Avenue Small-Cap Value Fund since 1997.
                                   (Third Avenue)                                 Mr. Jensen has been a Senior Research Analyst
                                                                                  at Third Avenue since 1995.

                                   William V. Fries, CFA                          Mr. Fries has been a Managing Director and
                                   Managing Director and Portfolio Manager        Portfolio Manager at Thornburg since 1995.
                                   (Thornburg)                                    Previously he had been affiliated with USAA
                                                                                  Investment Management Company for over 20
                                                                                  years.

International Equity Portfolio     Michael Levy                                   Mr. Levy's experience prior to joining BT
                                   (International Equity Team)                    includes investment banking and equity
                                   Managing Director of Bankers Trust Funds       analysis with Oppenheimer & Company and he
                                   Management, Head of International Equity Team  has more than twenty-six years of business
                                   (BT)                                           experience, of which sixteen years have been
                                                                                  in the investment industry.

-------------------
 44

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                       NAME, TITLE AND AFFILIATION OF
  PORTFOLIO                                  PORTFOLIO MANAGER                                EXPERIENCE
---------------------------------- ----------------------------------------       ----------------------------------------
International Equity Portfolio       Robert L. Reiner (International Equity Team)   Mr. Reiner has 16 years of investment
  (continued)                        Managing Director of Bankers Trust Funds       industry experience, previously at Scudder,
                                     Management (BT)                                Stevens & Clark where he was responsible for
                                                                                    providing equity research and
                                                                                    macroeconomic/market coverage.

                                     Mark C. J. Bickford-Smith                      Mr. Bickford-Smith joined Rowe-Fleming in
                                     Portfolio Manager (Rowe-Fleming)               1995 and has 15 years of experience in equity
                                                                                    research and portfolio management.

                                     John R. Ford                                   Mr. Ford joined Rowe-Fleming in 1982 and has
                                     Portfolio Manager (Rowe-Fleming)               20 years of experience with Fleming Group in
                                                                                    research and portfolio management.

                                     James B. M. Seddon                             Mr. Seddon joined Rowe-Fleming in 1987 and
                                     Portfolio Manager (Rowe-Fleming)               has 13 years of experience in portfolio
                                                                                    management.

                                     David J. L. Warren                             Mr. Warren joined Rowe-Fleming in 1984 and
                                     Portfolio Manager (Rowe-Fleming)               has 19 years of experience in equity
                                                                                    research, fixed income research, and
                                                                                    portfolio management.

                                                             -------------------

--------------------------------------------------------------------------------
                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table for each Portfolio is intended to help you understand the Portfolio's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are incorporated by reference in the Funds' Statement of Additional Information
(SAI), which is available upon request.

LARGE-CAP GROWTH PORTFOLIO

                                               NET
                                            GAIN (LOSS)
                                  NET        ON INVEST-      TOTAL       DIVIDENDS   DISTRI-
                   NET ASSET     INVEST-    MENTS (BOTH      FROM        FROM NET    BUTIONS             NET ASSET
                    VALUE,        MENT       REALIZED      NET INVEST-    INVEST-     FROM      TOTAL     VALUE,
PERIOD             BEGINNING     INCOME         AND           MENT          MENT     CAPITAL   DISTRI-    END OF     TOTAL
ENDED              OF PERIOD    (LOSS)(1)   UNREALIZED)     INCOME        INCOME      GAINS    BUTIONS    PERIOD     RETURN(2)
------------------ ---------    ------     ------------   -----------   ----------   -------   -------   ---------   ------
                                                                CLASS A
------------------------------------------------------------------------------------------------------------------------------
10/15/97-
10/31/97..........  $ 12.50     $    --       $(0.71)        $(0.71)      $   --     $   --    $   --     $ 11.79       (5.68)%
10/31/98..........    11.79       (0.11)        2.05           1.94        (0.01)        --     (0.01)      13.72       16.42
10/31/99..........    13.72       (0.16)        4.67           4.51           --         --        --       18.23       32.87

                                                                CLASS B
------------------------------------------------------------------------------------------------------------------------------
10/15/97-
10/31/97..........    12.50     $    --        (0.71)         (0.71)      $   --     $   --    $   --       11.79       (5.68)
10/31/98..........    11.79       (0.21)        2.04           1.83           --         --        --       13.62       15.54
10/31/99..........    13.62       (0.27)        4.63           4.36           --         --        --       17.98       32.01
                                                               CLASS II
------------------------------------------------------------------------------------------------------------------------------
10/15/97-
10/31/97..........    12.50     $    --        (0.72)         (0.72)      $   --     $   --    $   --       11.78       (5.76)
10/31/98..........    11.78       (0.20)        2.04           1.84           --         --        --       13.62       15.64
10/31/99..........    13.62       (0.27)        4.62           4.35           --         --        --       17.97       31.94

                                                     RATIO OF NET
                                                     INVESTMENT
                      NET ASSETS   RATIO OF            INCOME
                       END OF      EXPENSES           (LOSS) TO
PERIOD                 PERIOD      TO AVERAGE         AVERAGE         PORTFOLIO
ENDED (2)              (000'S)     NET ASSETS(4)     NET ASSETS(4)    TURNOVER
------------------    ----------   ----------       ------------      --------
10/15/97-
10/31/97..........   $ 23,609         1.78%(3)         0.34%(3)          1%
10/31/98..........     14,390         1.78            (0.90)            30
10/31/99..........     28,050         1.78            (0.98)            66

------------------
10/15/97-
10/31/97..........        773         2.43(3)         (0.84)(3)          1
10/31/98..........     26,125         2.43            (1.54)            30
10/31/99..........     51,691         2.43            (1.63)            66

------------------
10/15/97-
10/31/97..........        166         2.43(3)         (0.42)(3)          1
10/31/98..........      7,317         2.43            (1.54)            30
10/31/99..........     18,659         2.43            (1.63)            66

---------

    (1) Calculated based upon average shares outstanding
    (2) Total return is not annualized and does not reflect sales load
    (3) Annualized
    (4) Net of the following expense reimbursements (based on average net assets):

                                                10/31/97          10/31/98          10/31/99
                                                --------          --------          --------
Large-Cap Growth A...........................     0.59%             0.72%             0.31%
Large-Cap Growth B...........................     1.53              0.80              0.30
Large-Cap Growth II..........................     3.29              1.42              0.41

--------------------------------------------------------------------------------
MID-CAP GROWTH PORTFOLIO

                                               NET
                                            GAIN (LOSS)
                                  NET        ON INVEST-      TOTAL       DIVIDENDS   DISTRI-
                   NET ASSET     INVEST-    MENTS (BOTH      FROM        FROM NET    BUTIONS             NET ASSET
                    VALUE,        MENT       REALIZED      NET INVEST-    INVEST-     FROM      TOTAL     VALUE,
PERIOD             BEGINNING     INCOME         AND           MENT          MENT     CAPITAL   DISTRI-    END OF     TOTAL
ENDED              OF PERIOD    (LOSS)(1)   UNREALIZED)     INCOME        INCOME      GAINS    BUTIONS    PERIOD     RETURN(2)
------------------ ---------    ------     ------------   -----------   ----------   -------   -------   ---------   ------
                                                           CLASS A
------------------------------------------------------------------------------------------------------------------------------
11/19/96-
10/31/97..........  $ 12.50     $ (0.16)      $ 1.37        $  1.21       $   --     $   --    $   --     $ 13.71        9.68%
10/31/98..........    13.71       (0.18)        1.07           0.89           --         --        --       14.60        6.49
10/31/99..........    14.60       (0.21)        4.42           4.21           --      (0.64)    (0.64)      18.17       29.83

                                                           CLASS B
------------------------------------------------------------------------------------------------------------------------------
11/19/96-
10/31/97..........    12.50       (0.25)        1.38           1.13       $   --     $   --    $   --       13.63        9.04
10/31/98..........    13.63       (0.27)        1.06           0.79           --         --        --       14.42        5.80
10/31/99..........    14.42       (0.31)        4.34           4.03           --      (0.64)    (0.64)      17.81       28.92

                                                          CLASS II
------------------------------------------------------------------------------------------------------------------------------
3/06/97-
10/31/97..........    11.93       (0.18)        1.89           1.71       $   --     $   --    $   --       13.64       14.33
10/31/98..........    13.64       (0.27)        1.06           0.79           --         --        --       14.43        5.79
10/31/99..........    14.43       (0.32)        4.36           4.04           --      (0.64)    (0.64)      17.83       28.97



                                                     RATIO OF NET
                                                     INVESTMENT
                      NET ASSETS    RATIO OF          INCOME
                       END OF       EXPENSES         (LOSS) TO
PERIOD                PERIOD       TO AVERAGE        AVERAGE         PORTFOLIO
ENDED  (2)            (000'S)      NET ASSETS(4)     NET ASSETS(4)   TURNOVER
------------------   ----------   ----------         -----------     ---------
11/19/96-
10/31/97..........   $ 18,404         1.85%(3)        (1.19)%(3)        97%
10/31/98..........     32,115         1.78            (1.19)           135
10/31/99..........     38,991         1.76            (1.22)           112

------------------
11/19/96-
10/31/97..........     35,739         2.47(3)         (1.92)(3)         97
10/31/98..........     58,555         2.43            (1.84)           135
10/31/99..........     70,477         2.40            (1.87)           112

------------------
3/06/97-
10/31/97..........      4,685         2.45(3)         (1.97)(3)         97
10/31/98..........      9,482         2.43            (1.84)           135
10/31/99..........     13,396         2.43            (1.89)           112

---------
    (1) Calculated based upon average shares outstanding
    (2) Total return is not annualized and does not reflect sales load
    (3) Annualized
    (4) Net of the following expense reimbursements (based on average net assets):

                                                10/31/97          10/31/98          10/31/99
                                                --------          --------          --------
        Mid-Cap Growth A.....................     0.34%             0.30%             0.12%
        Mid-Cap Growth B.....................     0.42%             0.33%             0.12%
        Mid-Cap Growth II....................     0.96%             0.39%             0.24%

-------------------
46

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

AGGRESSIVE GROWTH PORTFOLIO

                                               NET
                                            GAIN (LOSS)
                                  NET        ON INVEST-      TOTAL       DIVIDENDS   DISTRI-
                   NET ASSET     INVEST-    MENTS (BOTH      FROM        FROM NET    BUTIONS             NET ASSET
                    VALUE,        MENT       REALIZED      NET INVEST-    INVEST-     FROM      TOTAL     VALUE,
PERIOD             BEGINNING     INCOME         AND           MENT          MENT     CAPITAL   DISTRI-    END OF     TOTAL
ENDED              OF PERIOD    (LOSS)(1)   UNREALIZED)     INCOME        INCOME      GAINS    BUTIONS    PERIOD     RETURN(2)
------------------ ---------    ------     ------------   -----------   ----------   -------   -------   ---------   ------
                                                         CLASS A
------------------------------------------------------------------------------------------------------------------------------
11/19/96-
10/31/97..........  $ 12.50     $ (0.11)      $ 3.51        $  3.40       $   --     $   --    $   --     $ 15.90       27.20%
10/31/98..........    15.90       (0.16)        0.87           0.71           --      (0.11)    (0.11)      16.50        4.55
10/31/99..........    16.50       (0.23)        9.86           9.63           --         --        --       26.13       58.36


                                                           CLASS B
------------------------------------------------------------------------------------------------------------------------------
11/19/96-
10/31/97..........    12.50       (0.24)        3.54           3.30           --         --        --       15.80       26.40
10/31/98..........    15.80       (0.27)        0.87           0.60           --      (0.11)    (0.11)      16.29        3.87
10/31/99..........    16.29       (0.37)        9.69           9.32           --         --        --       25.61       57.21

                                                          CLASS II
------------------------------------------------------------------------------------------------------------------------------
3/06/97-
10/31/97..........    13.38       (0.17)        2.59           2.42           --         --        --       15.80       18.09
10/31/98..........    15.80       (0.27)        0.88           0.61           --      (0.11)    (0.11)      16.30        3.94
10/31/99..........    16.30       (0.37)        9.67           9.30           --         --        --       25.60       57.06




                                                      RATIO OF NET
                                                      INVESTMENT
                       NET ASSETS   RATIO OF           INCOME
                        END OF      EXPENSES          (LOSS) TO
PERIOD                  PERIOD      TO AVERAGE         AVERAGE        PORTFOLIO
ENDED (2)              (000'S)      NET ASSETS(4)     NET ASSETS(4)   TURNOVER
------------------    ----------   ----------        ------------      ---------
11/19/96-
10/31/97..........   $ 38,537         1.84%(3)        (0.77)%(3)       150%
10/31/98..........     55,925         1.78            (0.95)           142
10/31/99..........    100,468         1.76            (1.00)           126

------------------
11/19/96-
10/31/97..........     48,594         2.47(3)         (1.58)(3)        150
10/31/98..........     74,998         2.43            (1.60)           142
10/31/99..........    140,508         2.39            (1.64)          1.26

------------------
3/06/97-
10/31/97..........      5,939         2.45(3)         (1.68)(3)        150
10/31/98..........     10,568         2.43            (1.60)           142
10/31/99..........     25,331         2.41            (1.65)           126

---------
    (1) Calculated based upon average shares outstanding
    (2) Total return is not annualized and does not reflect sales load
    (3) Annualized
    (4) Net of the following expense reimbursements (based on average net assets):

                                                10/31/97          10/31/98          10/31/99
                                                --------          --------          --------
        Aggressive Growth A..................     0.26%             0.27%             0.08%
        Aggressive Growth B..................     0.32%             0.28%             0.06%
        Aggressive Growth II.................     0.73%             0.44%             0.10%

--------------------------------------------------------------------------------
LARGE-CAP VALUE PORTFOLIO

                                               NET
                                            GAIN (LOSS)
                                  NET        ON INVEST-      TOTAL       DIVIDENDS   DISTRI-
                   NET ASSET     INVEST-    MENTS (BOTH      FROM        FROM NET    BUTIONS             NET ASSET
                    VALUE,        MENT       REALIZED      NET INVEST-    INVEST-     FROM      TOTAL     VALUE,
PERIOD             BEGINNING     INCOME         AND           MENT          MENT     CAPITAL   DISTRI-    END OF     TOTAL
ENDED              OF PERIOD    (LOSS)(1)   UNREALIZED)     INCOME        INCOME      GAINS    BUTIONS    PERIOD     RETURN(2)
------------------ ---------    ------     ------------   -----------   ----------   -------   -------   ---------   ------
                                                           CLASS A
------------------------------------------------------------------------------------------------------------------------------
10/15/97-
10/31/97..........  $ 12.50     $  0.01       $(0.65)       $ (0.64)      $   --     $   --    $   --     $ 11.86       (5.12)%
10/31/98..........    11.86        0.03         0.71           0.74        (0.01)        --     (0.01)      12.59        6.22
10/31/99..........    12.59        0.05         1.49           1.54           --      (0.08)    (0.08)      14.05       12.28


                                                           CLASS B
------------------------------------------------------------------------------------------------------------------------------
10/15/97-
10/31/97..........    12.50     $    --        (0.64)         (0.64)          --         --        --       11.86       (5.12)
10/31/98..........    11.86       (0.04)        0.69           0.65           --         --        --       12.51        5.52
10/31/99..........    12.51       (0.05)        1.49           1.44           --      (0.08)    (0.08)      13.87       11.55

                                                          CLASS II
------------------------------------------------------------------------------------------------------------------------------
10/15/97-
10/31/97..........    12.50     $    --        (0.64)         (0.64)          --         --        --       11.86       (5.12)
10/31/98..........    11.86       (0.04)        0.69           0.65           --         --        --       12.51        5.52
10/31/99..........    12.51       (0.04)        1.48           1.44           --      (0.08)    (0.08)      13.87       11.55

---------------------

                                                    RATIO OF NET
                                                    INVESTMENT
                     NET ASSETS   RATIO OF           INCOME
                       END OF     EXPENSES          (LOSS) TO
PERIOD                PERIOD     TO AVERAGE         AVERAGE          PORTFOLIO
ENDED   (2)          (000'S)     NET ASSETS(4)      NET ASSETS(4)   TURNOVER
------------------  ----------   ----------        ------------      ---------

10/15/97-
10/31/97..........   $ 23,240         1.78%(3)         1.07%(3)         --%
10/31/98..........     12,921         1.78             0.22             37
10/31/99..........     15,996         1.78             0.34             42

------------------
10/15/97-
10/31/97..........      1,325         2.43(3)          0.22(3)          --
10/31/98..........     28,149         2.43            (0.34)            37
10/31/99..........     31,422         2.43            (0.33)            42

------------------
10/15/97-
10/31/97..........        172         2.43(3)          0.53(3)          --
10/31/98..........      5,823         2.43            (0.31)            37
10/31/99..........     10,664         2.43            (0.28)            42

---------
    (1) Calculated based upon average shares outstanding
    (2) Total return is not annualized and does not reflect sales load
    (3) Annualized
    (4) Net of the following expense reimbursements (based on average net assets):

                                                10/31/97          10/31/98          10/31/99
                                                --------          --------          --------
        Large-Cap Value A....................     0.58%             0.67%             0.17%
        Large-Cap Value B....................     1.16              0.61              0.16
        Large-Cap Value II...................     3.22              1.14              0.22

                                                             -------------------

--------------------------------------------------------------------------------
            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

VALUE PORTFOLIO

                                            NET
                                         GAIN (LOSS)
                          NET            ON INVEST-       TOTAL       DIVIDENDS    DISTRI-
             NET ASSET   INVEST-         MENTS (BOTH      FROM        FROM NET     BUTIONS             NET ASSET
              VALUE,      MENT           REALIZED       NET INVEST-   INVEST-       FROM      TOTAL     VALUE,
PERIOD       BEGINNING   INCOME             AND           MENT          MENT       CAPITAL   DISTRI-    END OF     TOTAL
ENDED        OF PERIOD   (LOSS)(1)       UNREALIZED)     INCOME        INCOME       GAINS    BUTIONS    PERIOD     RETURN(2)
------------ ---------   ------          ------------   -----------   ----------   -------   -------   ---------   ------
                                                       CLASS A
------------------------------------------------------------------------------------------------------------------------
11/19/96-
10/31/97....  $ 12.50     $    --       $ 3.59        $  3.59       $   --     $   --    $   --     $ 16.09       28.72%
10/31/98....    16.09     $    --        (0.51)         (0.51)          --      (0.59)    (0.59)      14.99       (3.32)
10/31/99....    14.99        0.07         1.76           1.83           --         --        --       16.82       12.21

                                                        CLASS B
------------------------------------------------------------------------------------------------------------------------
11/19/96-
10/31/97....    12.50       (0.11)        3.61           3.50           --         --        --       16.00       28.00
10/31/98....    16.00       (0.10)       (0.50)         (0.60)          --      (0.59)    (0.59)      14.81       (3.92)
10/31/99....    14.81       (0.03)        1.73           1.70           --         --        --       16.51       11.48
                                                       CLASS II
------------------------------------------------------------------------------------------------------------------------
03/06/97-
10/31/97....    13.56       (0.08)        2.52           2.44           --         --        --       16.00       17.99
10/31/98....    16.00       (0.11)       (0.49)         (0.60)          --      (0.59)    (0.59)      14.81       (3.92)
10/31/99....    14.81       (0.03)        1.73           1.70           --         --        --       16.51       11.48


------------

                                              RATIO OF NET
                                               INVESTMENT
               NET ASSETS   RATIO OF             INCOME
               END OF      EXPENSES            (LOSS) TO
PERIOD         PERIOD      TO AVERAGE           AVERAGE         PORTFOLIO
ENDED          (000'S)     NET ASSETS(4)       NET ASSETS(4)    TURNOVER
------------  ----------   ----------         ------------      ---------

11/19/96-
10/31/97....   $ 48,377         1.84%(3)           --%(3)         48%
10/31/98....     71,116         1.78            (0.01)            69
10/31/99....     58,581         1.77             0.43            118

------------
11/19/96-
10/31/97....     77,534         2.46(3)         (0.74)(3)         48
10/31/98....    111,030         2.43            (0.66)            69
10/31/99....     95,112         2.40            (0.19)           118

------------
03/06/97-
10/31/97....      9,384         2.45(3)         (0.78)(3)         48
10/31/98....     15,260         2.43            (0.66)            69
10/31/99....     12,976         2.42            (0.21)           118

---------

          (1) Calculated based upon average shares outstanding
          (2) Total return is not annualized and does not reflect sales load
          (3) Annualized
          (4) Net of the following expense reimbursements (based on average net assets):

                                                10/31/97          10/31/98          10/31/99
                                                --------          --------          --------
Value A......................................     0.28%             0.17%             0.04%
Value B......................................     0.34%             0.19%             0.02%
Value II.....................................     0.63%             0.21%             0.13%

--------------------------------------------------------------------------------
SMALL-CAP VALUE PORTFOLIO

                                            NET
                                         GAIN (LOSS)
                          NET            ON INVEST-       TOTAL       DIVIDENDS    DISTRI-
             NET ASSET   INVEST-         MENTS (BOTH      FROM        FROM NET     BUTIONS             NET ASSET
              VALUE,      MENT           REALIZED       NET INVEST-   INVEST-       FROM      TOTAL     VALUE,
PERIOD       BEGINNING   INCOME             AND           MENT          MENT       CAPITAL   DISTRI-    END OF     TOTAL
ENDED        OF PERIOD   (LOSS)(1)       UNREALIZED)     INCOME        INCOME       GAINS    BUTIONS    PERIOD     RETURN(2)
------------ ---------   ------          ------------   -----------   ----------   -------   -------   ---------   ------
                                                        CLASS A
------------------------------------------------------------------------------------------------------------------------
10/15/97-
10/31/97....  $ 12.50     $  0.01       $(0.37)       $ (0.36)      $   --         --    $   --     $ 12.14       (2.88)%
10/31/98....    12.14        0.05        (1.36)         (1.31)       (0.01)        --     (0.01)      10.82      (10.79)
10/31/99....    10.82        0.05         0.83           0.88           --         --        --       11.70        8.13

                                                        CLASS B
------------------------------------------------------------------------------------------------------------------------
10/15/97-
10/31/97....    12.50        0.01        (0.38)         (0.37)          --         --        --       12.13       (2.96)
10/31/98....    12.13       (0.05)       (1.33)         (1.38)       (0.01)        --     (0.01)      10.74      (11.40)
10/31/99....    10.74       (0.03)        0.83           0.80           --         --        --       11.54        7.45
                                                        CLASS II
------------------------------------------------------------------------------------------------------------------------
10/15/97-
10/31/97....    12.50        0.01        (0.37)         (0.36)          --         --        --       12.14       (2.88)
10/31/98....    12.14       (0.06)       (1.33)         (1.39)       (0.01)        --     (0.01)      10.74      (11.47)
10/31/99....    10.74       (0.03)        0.84           0.81           --         --        --       11.55        7.54


------------

                                              RATIO OF NET
                                               INVESTMENT
              NET ASSETS   RATIO OF             INCOME
               END OF      EXPENSES            (LOSS) TO
PERIOD         PERIOD      TO AVERAGE           AVERAGE         PORTFOLIO
ENDED          (000'S)     NET ASSETS(4)       NET ASSETS(4)   TURNOVER
------------  ----------   ----------         ------------      ---------

10/15/97-
10/31/97....   $ 21,346         1.78%(3)         2.57%(3)        --%
10/31/98....     15,051         1.78             0.42             50
10/31/99....     15,473         1.78             0.39            102

------------
10/15/97-
10/31/97....      3,112         2.43(3)          1.75(3)          --
10/31/98....     25,954         2.43            (0.44)            50
10/31/99....     22,601         2.43            (0.26)           102

------------
10/15/97-
10/31/97....        525         2.43(3)          1.75(3)          --
10/31/98....      5,968         2.43            (0.48)            50
10/31/99....      7,230         2.43            (0.26)           102

---------

          (1) Calculated based upon average shares outstanding
          (2) Total return is not annualized and does not reflect sales load
          (3) Annualized
          (4) Net of the following expense reimbursements (based on average net assets):

                                                10/31/97          10/31/98          10/31/99
                                                --------          --------          --------
Small-Cap Value A............................     0.57%             0.66%             0.29%
Small-Cap Value B............................     0.74              0.62              0.31
Small-Cap Value II...........................     1.42              1.05              0.36

-------------------
48

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FOCUSED GROWTH AND INCOME PORTFOLIO

                                            NET
                                         GAIN (LOSS)
                          NET            ON INVEST-       TOTAL       DIVIDENDS    DISTRI-
             NET ASSET   INVEST-         MENTS (BOTH      FROM        FROM NET     BUTIONS             NET ASSET
              VALUE,      MENT           REALIZED       NET INVEST-   INVEST-       FROM      TOTAL     VALUE,
PERIOD       BEGINNING   INCOME             AND           MENT          MENT       CAPITAL   DISTRI-    END OF     TOTAL
ENDED        OF PERIOD   (LOSS)(1)       UNREALIZED)     INCOME        INCOME       GAINS    BUTIONS    PERIOD     RETURN(2)
------------ ---------   ------          ------------   -----------   ----------   -------   -------   ---------   ------

                                                        CLASS A
------------------------------------------------------------------------------------------------------------------------
10/15/97-
10/31/97....  $ 12.50     $  0.01       $(0.53)       $ (0.52)      $   --     $   --    $   --     $ 11.98       (4.16)%
10/31/98....    11.98        0.03         1.04           1.07        (0.01)        --     (0.01)      13.04        8.95
10/31/99....    13.04       (0.04)        4.30           4.26           --      (0.18)    (0.18)      17.12       33.10

                                                        CLASS B
------------------------------------------------------------------------------------------------------------------------
10/15/97-
10/31/97....    12.50          --        (0.54)         (0.54)          --         --        --       11.96       (4.24)
10/31/98....    11.96       (0.07)        1.08           1.01        (0.01)        --     (0.01)      12.96        8.43
10/31/99....    12.96       (0.13)        4.25           4.12           --      (0.18)    (0.18)      16.90       32.21
                                                       CLASS II
------------------------------------------------------------------------------------------------------------------------
10/15/97-
10/31/98....    12.50          --        (0.53)         (0.53)          --         --        --       11.97       (4.24)
10/31/98....    11.97       (0.07)        1.06           0.99        (0.01)        --     (0.01)      12.95        8.26
10/31/99....    12.95       (0.14)        4.26           4.12           --      (0.18)    (0.18)      16.89       32.24


------------
                                             RATIO OF NET
                                              INVESTMENT
              NET ASSETS   RATIO OF            INCOME
               END OF      EXPENSES           (LOSS) TO
PERIOD         PERIOD      TO AVERAGE          AVERAGE          PORTFOLIO
ENDED          (000'S)     NET ASSETS(4)     NET ASSETS(4)      TURNOVER
------------  ----------   ----------        ------------       ---------

10/15/97-
10/31/97....   $ 23,593         1.78%(3)         1.35%(3)          2%
10/31/98....      9,799         1.78             0.22             98
10/31/99....     29,281         1.54            (0.26)           165

------------
10/15/97-
10/31/97....        941         2.43(3)          0.29(3)           2
10/31/98....     16,157         2.43            (0.52)            98
10/31/99....     39,636         2.20            (0.87)           165

------------
10/15/97-
10/31/98....        143         2.43(3)          0.54(3)           2
10/31/98....      2,490         2.43            (0.53)            98
10/31/99....     15,619         2.16            (0.97)           165

---------

          (1) Calculated based upon average shares outstanding
          (2) Total return is not annualized and does not reflect sales load
          (3) Annualized
          (4) Net of the following expense reimbursements (based on average net assets):

                                                10/31/97          10/31/98          10/31/99
                                                --------          --------          --------
Focused Growth and Income A..................     0.58%             0.62%             0.37%
Focused Growth and Income B..................     1.26              0.67              0.44
Focused Growth and Income II.................     3.12              2.11              0.60

--------------------------------------------------------------------------------
FOCUS PORTFOLIO

                                            NET
                                         GAIN (LOSS)
                          NET            ON INVEST-       TOTAL       DIVIDENDS    DISTRI-
             NET ASSET   INVEST-         MENTS (BOTH      FROM        FROM NET     BUTIONS             NET ASSET
              VALUE,      MENT           REALIZED       NET INVEST-   INVEST-       FROM      TOTAL     VALUE,
PERIOD       BEGINNING   INCOME             AND           MENT          MENT       CAPITAL   DISTRI-    END OF     TOTAL
ENDED        OF PERIOD   (LOSS)(1)       UNREALIZED)     INCOME        INCOME       GAINS    BUTIONS    PERIOD     RETURN(2)
------------ ---------   ------          ------------   -----------   ----------   -------   -------   ---------   ------
                                                       CLASS A
------------------------------------------------------------------------------------------------------------------------
06/08/98-
10/31/98....  $ 12.50     $ (0.01)      $ 0.11        $  0.10       $   --     $   --    $   --     $ 12.60        0.80%
10/31/99....    12.60       (0.12)        6.75           6.63           --         --        --       19.23       52.62

                                                        CLASS B
------------------------------------------------------------------------------------------------------------------------
06/08/98-
10/31/98....    12.50       (0.04)        0.10           0.06           --         --        --       12.56        0.48
10/31/99....    12.56       (0.23)        6.72           6.49           --         --        --       19.05       51.67
                                                       CLASS II
------------------------------------------------------------------------------------------------------------------------
06/08/98-
10/31/98....    12.50       (0.04)        0.10           0.06           --         --        --       12.56        0.48
10/31/99....    12.56       (0.23)        6.72           6.49           --         --        --       19.05       51.67


------------
                                             RATIO OF NET
                                             INVESTMENT
              NET ASSETS   RATIO OF           INCOME
               END OF      EXPENSES          (LOSS) TO
PERIOD         PERIOD      TO AVERAGE         AVERAGE            PORTFOLIO
ENDED          (000'S)     NET ASSETS(4)      NET ASSETS(4)      TURNOVER
------------  ----------   ----------        ------------        ---------

06/08/98-
10/31/98....   $ 29,770         1.45%(3)        (0.21)%(3)       106%
10/31/99....    169,734         1.45             (.70)           161

------------
06/08/98-
10/31/98....     45,817         2.10(3)         (0.92)%(3)       106
10/31/99....    271,531         2.10            (1.34)           161

-----------
06/08/98--
10/31/98....     35,387         2.10(3)         (0.93)%(3)       106
10/31/99....    261,536         2.10            (1.34)           161

---------

          (1) Calculated based upon average shares outstanding
          (2) Total return is not annualized and does not reflect sales load
          (3) Annualized
          (4) Net of the following expense reimbursements (based on average net assets):

                                                10/31/98          10/31/99
                                                --------          --------
Focus A......................................     0.32%             0.18%
Focus B......................................     0.32%             0.16%
Focus II.....................................     0.32%             0.17%

                                                             -------------------

--------------------------------------------------------------------------------
            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO

                                            NET
                                         GAIN (LOSS)
                          NET            ON INVEST-       TOTAL       DIVIDENDS    DISTRI-
             NET ASSET   INVEST-         MENTS (BOTH      FROM        FROM NET     BUTIONS             NET ASSET
              VALUE,      MENT           REALIZED       NET INVEST-   INVEST-       FROM      TOTAL     VALUE,
PERIOD       BEGINNING   INCOME             AND           MENT          MENT       CAPITAL   DISTRI-    END OF     TOTAL
ENDED        OF PERIOD   (LOSS)(1)       UNREALIZED)     INCOME        INCOME       GAINS    BUTIONS    PERIOD     RETURN(2)
------------ ---------   ------          ------------   -----------   ----------   -------   -------   ---------   ------

                                                        CLASS A
------------------------------------------------------------------------------------------------------------------------
11/19/96-
10/31/97....  $ 12.50     $  0.01       $(0.05)       $ (0.04)      $   --     $   --    $   --     $ 12.46       (0.32)%
10/31/98....    12.46       (0.01)       (0.01)         (0.02)          --      (0.22)    (0.22)      12.22       (0.09)
10/31/99....    12.22       (0.03)        2.12           2.09           --      (0.05)    (0.05)      14.26       17.15

                                                        CLASS B
------------------------------------------------------------------------------------------------------------------------
11/19/96-
10/31/97....    12.50       (0.09)       (0.03)         (0.12)          --         --        --       12.38       (0.96)
10/31/98....    12.38       (0.09)          --          (0.09)          --      (0.22)    (0.22)      12.07       (0.67)
10/31/99....    12.07       (0.12)        2.08           1.96           --      (0.05)    (0.05)      13.98       16.29
                                                        CLASS II
------------------------------------------------------------------------------------------------------------------------
3/06/97-
10/31/97....    12.60       (0.07)       (0.15)         (0.22)          --         --        --       12.38       (1.75)
10/31/98....    12.38       (0.09)          --          (0.09)          --      (0.22)    (0.22)      12.07       (0.67)
10/31/99....    12.07       (0.13)        2.10           1.97           --      (0.05)    (0.05)      13.99       16.37


------------

                                             RATIO OF NET
                                             INVESTMENT
              NET ASSETS   RATIO OF           INCOME
               END OF      EXPENSES          (LOSS) TO
PERIOD         PERIOD      TO AVERAGE          AVERAGE          PORTFOLIO
ENDED          (000'S)     NET ASSETS(4)      NET ASSETS  (4)   TURNOVER
------------  ----------   ----------       ------------        ---------

11/19/96-
10/31/97....   $ 24,365         2.10%(3)         0.07%(3)         70%
10/31/98....     28,418         2.03            (0.11)           114
10/31/99....     29,324         2.03            (0.23)           102

------------
11/19/96-
10/31/97....     42,656         2.72(3)         (0.69)(3)         70
10/31/98....     47,817         2.68            (0.74)           114
10/31/99....     47,342         2.68            (0.92)           102

------------
3/06/97-
10/31/97....      4,459         2.70(3)         (0.75)(3)         70
10/31/98....      7,982         2.68            (0.71)           114
10/31/99....     11,709         2.68            (0.95)           102

---------

          (1) Calculated based upon average shares outstanding
          (2) Total return is not annualized and does not reflect sales load
          (3) Annualized
          (4) Net of the following expense reimbursements (based on average net assets):

                                                10/31/97          10/31/98          10/31/99
                                                --------          --------          --------
International Equity A.......................     0.37%             0.45%             0.25%
International Equity B.......................     0.45%             0.48%             0.24%
International Equity II......................     0.87%             0.55%             0.33%

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50

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                                                             -------------------

                      [This page intentionally left blank]


-------------------
52

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                                                             -------------------

--------------------------------------------------------------------------------
            FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

     ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual reports also contain a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance during the last applicable period.

     STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios by contacting:

     SunAmerica Fund Services, Inc.
     Mutual Fund Operations
     The SunAmerica Center
     733 Third Avenue
     New York, New York 10017-3204
     1-800-858-8850, extension 5125

or

by calling your broker or financial advisor.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Information about the Portfolios is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

                                                                                   [LOGO]

                                                                                   SunAmerica
DISTRIBUTOR:                                                                       Capital Services

INVESTMENT COMPANY ACT
File No. 811-07797

--------------------------------------------------------------------------------
            FEBRUARY 28, 2000      PROSPECTUS

       AS SUPPLEMENTED MAY 22, 2000
       SUNAMERICA STYLE SELECT SERIES(R)

              o FOCUS PORTFOLIO
              o FOCUSED TECHNET PORTFOLIO
              o FOCUSED GROWTH AND INCOME PORTFOLIO
              o FOCUSED VALUE PORTFOLIO

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                            SUNAMERICA
                                                            MUTUAL
                                                          o FUNDS

                                       TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND HIGHLIGHTS ....................................................................... 2

SHAREHOLDER ACCOUNT INFORMATION ....................................................... 9

MORE INFORMATION ABOUT THE PORTFOLIOS ................................................ 18

    INVESTMENT STRATEGIES ............................................................ 18

    GLOSSARY ......................................................................... 20

         INVESTMENT TERMINOLOGY ...................................................... 20

         RISK TERMINOLOGY ............................................................ 21

         FUND MANAGEMENT ............................................................. 22

INFORMATION ABOUT ADVISERS ........................................................... 23

FINANCIAL HIGHLIGHTS ................................................................. 28

                                                                      SUNAMERICA
                                                                      MUTUAL
                                                                    o FUNDS

--------------------------------------------------------------------------------
                  FUND HIGHLIGHTS
--------------------------------------------------------------------------------

                             The following questions and answers are designed to give you an overview of SunAmerica Style Select Series, Inc. (the "Fund"), and to provide you with information about three of the Fund's separate Portfolios and their investment goals, principal strategies, and principal investment techniques. Each goal may be changed without shareholder approval, although you will receive notice of any change. There can be no assurance that any Portfolio's investment goal will be met or that the net return on an investment in a Portfolio will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided in chart form, under "More Information About the Portfolios," which is on page 18, and the glossary that follows on page 20.

                             Q:WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS,
                               PRINCIPAL STRATEGIES AND TECHNIQUES?

                             A:

                                 Principal                      Principal
                  Investment    Investment                      Investment
     Fund            Goal        Strategy                       Techniques
---------------  ------------  -------------  ----------------------------------------------
FOCUS            long-term     focus and      active trading of equity securities, without
PORTFOLIO        growth of     growth         regard to market capitalization
                 capital
FOCUSED TECHNET  long-term     growth and     active trading of equity securities of
PORTFOLIO        growth of     focus          companies that demonstrate the potential for
                 capital                      long-term growth of capital and that the
                                              Advisers believe will benefit significantly
                                              from technological advances or improvements,
                                              without regard to market capitalization
FOCUSED          long-term     growth, value  active trading of equity securities selected
GROWTH           growth of     and focus      to achieve a blend of growth companies, value
AND              capital and                  companies and companies that the Advisers
INCOME           current                      believe have elements of growth and value
PORTFOLIO        income                       issued by large- cap companies. Each Adviser
                                              may emphasize either a growth orientation or a
                                              value orientation at any particular time.
FOCUSED          long-term     value and      active trading of equity securities selected
VALUED           growth of     focus          on the basis of value criteria, without regard
PORTFOLIO        capital                      to market capitalization

                             ADDITIONAL INFORMATION ABOUT THE FOCUSED TECHNET PORTFOLIO'S PRINCIPAL INVESTMENT TECHNIQUES

                             The Portfolio will invest in up to thirty companies whose principal businesses the Advisers believe will significantly benefit from advances or improvements in technology ("technology companies"). Technology companies include companies in many industries that rely extensively on technology in their product development or operations, are expected to benefit from technological advances and improvements, or may be experiencing growth in sales and earnings driven by technology related research, products or services.

                             The broad industry categories in which technology companies may be found include computer software and hardware, network and capital broadcasting, internet and internet-related businesses, the development, production, sale, and distribution of goods or services used in the broadcast and media industries, communications services or equipment, the design, manufacture, or sale of electric components, defense and data storage and retrieval, healthcare and biotechnology. The relative size of the Portfolio's investment within these industries will vary from time to time, and at times, one of these industries may not be represented in the Portfolio's holdings.

                             The Portfolio will significantly invest, under normal market conditions, in internet and internet-related businesses. These companies include e-commerce enterprises as well as those that develop services and products for the internet. The Advisers may rotate the Portfolio's holdings out of internet or internet-related companies for temporary defensive purposes or, if market conditions warrant.

                             MARKET CAPITALIZATION RANGES
                             Companies are determined to be large-cap companies, mid-cap companies or small-cap companies based upon the market capitalization range prescribed by the Style Box category designed by Morningstar, Inc. Morningstar, Inc. may change the Style Box market capitalization range over time as market conditions and broad market valuations vary. The Portfolios' market capitalization ranges will change as the Morningstar categories vary. Currently, the market capitalization ranges are as follow: $1.5 billion or less for the Small-Cap Category; between $1.5 billion and $9.5 billion for the Mid-Cap category; and $9.5 billion or more for the Large-Cap Category. Also, the median market capitalization of the companies within the Portfolio will fall within its applicable range.

 A FOCUS strategy is one in which an Adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each FOCUS PORTFOLIO Adviser, FOCUSED TECHNET PORTFOLIO Adviser and FOCUSED VALUE PORTFOLIO Adviser will invest in ten stocks, while each FOCUSED GROWTH AND INCOME PORTFOLIO Adviser may invest in up to 30 stocks. Each Adviser may purchase additional financial instruments for the purposes of cash management or to hedge a security in the Portfolio.

 When deemed appropriate by an Adviser, a Portfolio may engage in ACTIVE TRADING when it frequently trades its portfolio securities to achieve its investment goal.

 The "GROWTH" ORIENTED philosophy to which the Focus and Focused Growth and Income Portfolios subscribe--that of investing in securities believed to offer the potential for capital appreciation--focuses on securities considered to have a historical record of above-average growth rate; to have significant growth potential; to have above-average earnings growth or value or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.

 The "VALUE" ORIENTED philosophy to which the Focused Value Portfolio subscribes and the Focused Growth and Income Portfolio partly subscribes--that of investing in securities believed to be undervalued in the market--reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and may have generally been overlooked by the market.

 MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation. For specific market capitalization ranges, see page 20.

-------------------
2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the chart on page 18 describes various additional risks.

    RISKS OF INVESTING IN EQUITY SECURITIES

    Both of the Portfolios invest primarily in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may decline under varying market conditions--for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. In addition, individual stocks selected for any of these Portfolios may underperform the market generally.

    RISKS OF INVESTING IN TECHNOLOGY COMPANIES

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the Portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies.

    RISKS OF NON-DIVERSIFICATION

    Each Portfolio is non-diversified, which means that it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds; by concentrating in a smaller number of stocks, the Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

    RISKS OF INVESTING IN SMALL COMPANIES

    Stocks of smaller companies may be more volatile than, and not as readily marketable as, those of larger companies.

    ADDITIONAL PRINCIPAL RISKS

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank or SunAmerica or SunAmerica's affiliates, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Focused Growth and Income Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compare the Portfolios' average annual returns to those of an appropriate market index. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future. Performance information for the Focused TechNet Portfolio and the Focused Value Portfolio is not shown because neither have been in operation for a full calendar year.

-------------------                                                            3

--------------------------------------------------------------------------------
                     FUND HIGHLIGHTS
--------------------------------------------------------------------------------

FOCUSED GROWTH AND INCOME PORTFOLIO      (CLASS B)

During the period shown in the bar chart, the highest return for a quarter was 45.62% (quarter ended 12/31/99) and the lowest return for a quarter was -13.91% (quarter ended 9/30/98).


                                  [BAR CHART]

Average Annual Total Returns
(as of the calendar year                                    Past One        Return Since
ended December 31, 1999)                                     Year          Inception****
Focused Growth and Income Portfolio*          Class A         49.06%           27.34%
                                              Class B         53.18%           28.97%
                                              Class II        54.54%           29.35%
S&P 500 Index**                                               21.04%           23.27%
Morningstar Large-Cap Blend Category***                       19.47%           18.50%

  * Includes sales charges.

 ** The S&P 500(R) is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

 *** Developed by Morningstar, the Morningstar Large-Cap Blend Category currently reflects a group of 429 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

**** Class A, B and C shares commenced offering on October 15, 1997. On
     December 1, 1998, the Class C shares were redesignated Class II shares.

-------------------
4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FOCUS PORTFOLIO      (CLASS B)

During the period shown in the bar chart, the highest return for a quarter ended was 31.61 (quarter ended 12/31/99) and the lowest return for a quarter was 1.06% (quarter ended 9/30/99).

                                  [BAR CHART]


Average Annual Total Returns
(as of the calendar year                                     Past One         Return Since
ended December 31, 1999)                                       Year           Inception****
Focus Portfolio*                              Class A         49.43%             46.79%
                                              Class B         53.63%             49.41%
                                              Class II        55.06%             50.48%
S&P 500 Index**                                               21.04%             22.22%
Morningstar Large-Cap Growth Category***                      38.63%             36.54%

  * Includes sales charges.

 ** The S&P 500(R) is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

 *** Developed by Morningstar, the Morningstar Large-Cap Growth category currently reflects a group of 223 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

**** Class A, B and II shares commenced offering on June 8, 1998.

                                                             -------------------

--------------------------------------------------------------------------------
              FUND HIGHLIGHTS
--------------------------------------------------------------------------------

Q:  WHAT ARE THE PORTFOLIOS' EXPENSES?

A: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

                                                                      Focused Growth and
                                         Focus Portfolio               Income Portfolio              Focused Value Portfolio
                                    --------------------------  ------------------------------    ------------------------------
                                    Class A  Class B  Class II  Class A    Class B    Class II    Class A    Class B    Class II
                                    -------  -------  --------  -------    -------    --------    -------    -------    --------
Shareholder Fees (fees paid
  directly from your investment)
   Maximum Sales Charge (Load)
   Imposed on Purchases (as a
   percentage of offering
   price)(1).......................   5.75%    None     1.00%     5.75%      None       1.00%       5.75%      None       1.00%
   Maximum Deferred Sales Charge
   (Load) (as a percentage of
   amount redeemed)(2).............   None     4.00%    1.00%     None       4.00%      1.00%       None       4.00%      1.00%
   Maximum Sales Charge (Load)
   Imposed on Reinvested
   Dividends.......................   None     None     None      None       None       None        None       None       None
   Redemption Fee(3)...............   None     None     None      None       None       None        None       None       None
   Exchange Fee....................   None     None     None      None       None       None        None       None       None
   Maximum Account Fee.............   None     None     None      None       None       None        None       None       None

Annual Fund Operating Expenses
  (expenses that are deducted from
  Fund assets)
   Management Fees.................   0.85%    0.85%    0.85%     1.00%      1.00%      1.00%       1.00%      1.00%      1.00%
   Distribution (12b-1) Fees(4)....   0.35%    1.00%    1.00%     0.35%      1.00%      1.00%       0.35%      1.00%      1.00%
   Other Expenses..................   0.35%    0.35%    0.35%     0.52%      0.59%      0.75%       0.59%      0.59%      0.59%
                                     -----    -----     ----     -----      -----       ----       -----      -----       ----

   Total Annual Fund Operating
   Expenses........................   1.55%    2.20%    2.20%     1.87%      2.59%      2.75%       1.94%      2.59%      2.59%
                                     =====    =====     ====     =====      =====       ====       =====      =====       ====
   Expense Reimbursement...........     --       --       --      0.42%      0.49%      0.65%       0.39%      0.39%      0.39%
                                     =====    =====     ====     =====      =====       ====       =====      =====       ====

   Net Expenses(5).................     --       --       --      1.45%      2.10%      2.10%       1.55%      2.20%      2.20%
                                     =====    =====     ====     =====      =====       ====       =====      =====       ====

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares over $1 million will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See page 10 for more information about the CDSCs.

(3) A $15.00 fee may be imposed on wire redemptions.

(4) Because these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the net expense ratio set forth above. SunAmerica may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

-------------------
6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              Focused TechNet Portfolio
                                                          ----------------------------------
                                                          Class A      Class B      Class II
                                                          --------     --------     --------

Shareholder Fees (fees paid directly from your
investment)
   Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)(1).............      5.75%        None         1.00%

   Maximum Deferred Sales Charge (Load) (as a
   percentage of amount redeemed)(2)..................      None         4.00%        1.00%
   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends..........................................      None         None         None
   Redemption Fee(3)..................................      None         None         None
   Exchange Fee.......................................      None         None         None
   Maximum Account Fee................................      None         None         None

Annual Fund Operating Expenses
(expenses that are deducted from Portfolio assets)
   Management Fees....................................      1.25%        1.25%        1.25%
   Distribution and Service (12b-1) Fees(4)...........      0.35%        1.00%        1.00%
   Other Expenses(5)..................................      0.37%        0.37%        0.37%
                                                            ----         ----         ----

   Total Annual Portfolio Operating Expenses(5)(6)....      1.97%        2.62%        2.62%
                                                            ====         ====         ====

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares over $1 million will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See page 5 for more information on the CDSCs.

(3) A $15.00 fee is imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) Estimated.

(6) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the Total Annual Portfolio Operating Expenses ratios set forth above. SunAmerica will waive fees and reimbursements should the Total Annual Portfolio be higher than estimated. SunAmerica may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

                                                             -------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table your costs would be:

If you redeemed your investment at the end of the periods indicated:

                                                                 1 year         3 years         5 years         10 years
FOCUS PORTFOLIO
     (Class A shares)....................................          $ 724          $1,036          $1,371          $ 2,314
     (Class B shares)*...................................          $ 623          $  988          $1,380          $ 2,293
     (Class II shares)...................................          $ 421          $  781          $1,268          $ 2,609
FOCUSED TECHNET PORTFOLIO
     (Class A shares)....................................          $ 763          $1,158          $1,576          $ 2,739
     (Class B shares)*...................................          $ 665          $1,114          $1,590          $ 2,723
     (Class II shares)...................................          $ 462          $  906          $1,476          $ 3,024
FOCUSED GROWTH AND INCOME PORTFOLIO
     (Class A shares)....................................          $ 714          $1,007          $1,322          $ 2,210
     (Class B shares)*...................................          $ 613          $  958          $1,329          $ 2,188
     (Class II shares)...................................          $ 411          $  751          $1,218          $ 2,507
FOCUSED VALUE PORTFOLIO
     (Class A shares)....................................          $ 724          $1,036          $1,371          $ 2,314
     (Class B shares)*...................................          $ 623          $  988          $1,380          $ 2,293
     (Class II shares)...................................          $ 421          $  781          $1,268          $ 2,609

If you did not redeem your shares:

                                                                 1 year         3 years         5 years         10 years
FOCUS PORTFOLIO
     (Class A shares)....................................         $   724         $1,036          $1,371          $ 2,314
     (Class B shares)*...................................         $   223         $  688          $1,380          $ 2,293
     (Class II shares)...................................         $   321         $  781          $1,268          $ 2,609
FOCUSED TECHNET PORTFOLIO
     (Class A shares)....................................         $   763         $1,158          $1,576          $ 2,739
     (Class B shares)*...................................         $   265         $  814          $1,390          $ 2,723
     (Class II shares)...................................         $   362         $  906          $1,476          $ 3,024
FOCUSED GROWTH AND INCOME PORTFOLIO
     (Class A shares)....................................         $   714         $1,007          $1,322          $ 2,210
     (Class B shares)*...................................         $   213         $  658          $1,129          $ 2,188
     (Class II shares)...................................         $   311         $  751          $1,218          $ 2,507
FOCUSED VALUE PORTFOLIO
     (Class A shares)....................................         $   724         $1,036          $1,371          $ 2,314
     (Class B shares)*...................................         $   223         $  688          $1,180          $ 2,293
     (Class II shares)...................................         $   321         $  781          $1,268          $ 2,609

-------------------------------------
* Class B shares convert to Class A shares approximately seven years after purchase as described in the section entitled "Shareholder Account Information" on page 10. Therefore, expense information for years 8, 9 and 10 is the same for both Class A and B shares.

-------------------
8

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            SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SELECTING A SHARE CLASS

Each Portfolio offers three classes of shares through this Prospectus: Class A, Class B and Class II shares.

Each class of shares has its own cost structure, so you can choose the one best suited to your investment needs. Your broker or financial advisor can help you determine which class is right for you.

                                    CLASS A

 o Front-end sales charges, as described below. There are several ways to reduce these charges, also described below.

 o Lower annual expenses than Class B or Class II shares.

                                    CLASS B

 o No front-end sales charge; all your money goes to work for you right away.

 o Higher annual expenses than Class A shares.

 o Deferred sales charge on shares you sell within six years of purchase, as described below.

 o Automatic conversion to Class A shares approximately one year after such time that no CDSC would be payable upon redemption, as described below, thus reducing future annual expenses.

                                    CLASS II

 o Front-end sales charge, as described below.

 o Higher annual expenses than Class A shares.

 o Deferred sales charge on shares you sell within eighteen months of purchase, as described below.

 o No conversion to Class A.

CALCULATION OF SALES CHARGES

CLASS A. Sales Charges are as follows:                  Sales Charge            Concession to Dealers
                                                     % OF          % OF NET              % OF
                                                    OFFERING       AMOUNT              OFFERING
                                                     PRICE         INVESTED             PRICE
YOUR INVESTMENT
Less than $50,000.............................        5.75%          6.10%              5.00%
$50,000 but less than $100,000................        4.75%          4.99%              4.00%
$100,000 but less than $250,000...............        3.75%          3.90%              3.00%
$250,000 but less than $500,000...............        3.00%          3.09%              2.25%
$500,000 but less than $1,000,000.............        2.10%          2.15%              1.35%
$1,000,000 or more............................         None           None              1.00%

INVESTMENTS OF $1 MILLION OR MORE. Class A shares are available with no front-end sales charge. However, there is a 1% CDSC on any shares you sell within one year of purchase and a 0.50% CDSC is charged on shares you sell after the first year and within the second year after purchase.

CLASS B. Shares are offered at their net asset value per share, without any initial sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:

     Years after purchase                            CDSC on shares being sold
     1st or 2nd year..........................        4.00%
     3rd or 4th year..........................        3.00%
     5th year.................................        2.00%
     6th year.................................        1.00%
     7th year and thereafter..................         None

                                                         Sales Charge               Concession to Dealers
CLASS II. Sales Charges are as follows:

                                                     % OF          % OF NET              % OF
                                                    OFFERING       AMOUNT              OFFERING
                                                     PRICE         INVESTED             PRICE
                                                      1.00%          1.01%                   1.00%

There is also a CDSC of 1% on shares you sell within 18 months after you buy them.

DETERMINATION OF CDSC: Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

For purposes of the CDSC, we count all purchases you make during a calendar month as having been made on the FIRST day of that month.

                                                             -------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS

WAIVERS FOR CERTAIN INVESTORS. Various individuals and institutions may purchase CLASS A shares without front-end sales charges, including:

      o financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing Fund shares in fee-based investment products under an agreement with the Distributor (this waiver may also apply to front-end sales charges of Class II shares)

      o participants in certain retirement plans that meet applicable conditions, as described in the Statement of Additional Information

      o Fund Directors and other individuals who are affiliated with any Portfolio or other SunAmerica Mutual Funds and their families

      o selling brokers and their employees and sales representatives and their families

      o participants in "Net Asset Value Transfer Program"

We will generally waive the CDSC for CLASS B or CLASS II shares in the following cases:

      o within one year of the shareholder's death or becoming disabled

      o taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which SunAmerica Fund Services, Inc. serves as a fiduciary

      o Fund Directors and other individuals who are affiliated with any Portfolio or other SunAmerica Mutual Funds and their families

      o to make payments through the Systematic Withdrawal Plan (subject to certain conditions)

      o participants in "Net Asset Value Transfer Program"

REDUCING YOUR CLASS A SALES CHARGES. There are several special purchase plans that allow you to combine multiple purchases of Class A shares of SunAmerica Mutual Funds to take advantage of the breakpoints in the sales charge schedule. For information about the "Rights of Accumulation," "Letter of Intent," "Combined Purchase Privilege," and "Reduced Sales Charges for Group Purchases," contact your broker or financial advisor, or consult the Statement of Additional Information.

To utilize: if you think you may be eligible for a sales charge reduction or CDSC waiver, contact your broker or financial advisor.

REINSTATEMENT PRIVILEGE. If you sell shares of the Portfolio, you may invest some or all of the proceeds in the same share class of the Portfolio within one year without a sales charge. If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale. This may impact the amount of gain or loss recognized on the previous sale, for tax purposes. All accounts involved must be registered in the same name(s).

DISTRIBUTION AND SERVICE (12B-1) FEES

Each class of shares of the Portfolio has its own 12b-1 plan that provides for distribution and account maintenance and service fees (payable to the Distributor) based on a percentage of average daily net assets, as follows:

                                       ACCOUNT MAINTENANCE AND
CLASS         DISTRIBUTION FEE          SERVICE FEE
  A                 0.10%                       0.25%
  B                 0.75%                       0.25%
  II                0.75%                       0.25%

Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

OPENING AN ACCOUNT

1.  Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investments for the Portfolios are as follows:

      o non-retirement account: $500

      o retirement account: $250

      o dollar cost averaging: $500 to open; you must invest at least $25 a month

     The minimum subsequent investments for the Portfolios are as follows:

      o non-retirement account: $100

      o retirement account: $25

3. Complete the appropriate parts of the Account Application, carefully following the instructions. If you have questions, please contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850.

4. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

5. Make your initial investment using the chart on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial advisor.

-------------------
10

--------------------------------------------------------------------------------
            SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

BUYING SHARES
OPENING AN ACCOUNT

BY CHECK
 ...............................................................................

       o Make out a check for the investment amount, payable to the specific Portfolio or SunAmerica Funds.

       o Deliver the check and your completed Account Application (and Supplemental Account Application, if applicable) to your broker or financial advisor, or mail them to:

         SunAmerica Fund Services, Inc.
         Mutual Fund Operations, 3rd Floor
         The SunAmerica Center
         733 Third Avenue
         New York, New York 10017-3204.

       o All purchases must be in U.S. dollars. Cash will not be accepted. A $25.00 fee will be charged for all checks returned due to insufficient funds.


ADDING TO AN ACCOUNT

       o Make out a check for the investment amount payable to the specific Portfolio or SunAmerica Funds.

       o Include the stub from your Fund statement or a note specifying the Portfolio name, your share class, your account number and the name(s) in which the account is registered.

       o Indicate the Portfolio and account number in the memo section of your check.

       o Deliver the check and your stub or note to your broker or financial advisor, or mail them to:

         NON-RETIREMENT ACCOUNTS:
         SunAmerica Fund Services, Inc.
         c/o NFDS
         P.O. Box 219373
         Kansas City, Missouri 64121-9373

         RETIREMENT ACCOUNTS:
         SunAmerica Fund Services, Inc.
         Mutual Fund Operations, 3rd Floor
         The SunAmerica Center
         733 Third Avenue
         New York, New York 10017-3204

BY WIRE
 ...............................................................................

       o Deliver your completed application to your broker or financial advisor or fax it to SunAmerica Fund Services, Inc. at 212-551-5585.

       o Obtain your account number by referring to your statement or by calling your broker or financial advisor or Shareholder/Dealer Services at 1-800-858-8850, ext. 5125.

       o Instruct your bank to wire the amount of your investment to:

         State Street Bank & Trust Company
         Boston, MA
         ABA #0110-00028
         DDA # 99029712

         Specify the Portfolio name, your choice of share class, your new Portfolio number and account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

ADDING TO AN ACCOUNT

       o Instruct your bank to wire the amount of your investment to:

         State Street Bank & Trust Company
         Boston, MA
         ABA #0110-00028
         DDA # 99029712

         Specify the Portfolio name, your share class, your Portfolio number, account number and the name(s) in which the account is registered.
         Your bank may charge a fee to wire funds.

To open or add to an account using dollar cost averaging, see "Additional Investor Services."

                                                             -------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SELLING SHARES
HOW

THROUGH YOUR BROKER OR FINANCIAL ADVISOR
 ...............................................................................

       o Accounts of any type.

       o Sales of any amount.

REQUIREMENTS

       o Call your broker or financial advisor to place your order to sell shares.

BY MAIL
 ...............................................................................

       o Accounts of any type.

       o Include all signatures and any additional documents that may be required (see next page).

       o Mail the materials to:

         SunAmerica Fund Services, Inc.
         Mutual Fund Operations, 3rd Floor
         The SunAmerica Center
         733 Third Avenue
         New York, New York 10017-3204

REQUIREMENTS

       o Write a letter of instruction indicating the Portfolio name, your share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

       o Sales of $100,000 or more require the letter of instruction to have a signature guarantee.

       o A check will normally be mailed on the next business day to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

BY PHONE
 ...............................................................................

       o Most accounts.

       o Sales of less than $100,000.

REQUIREMENTS

       o Call Shareholder/Dealer Services at 1-800-858-8850, extension 5125 between 8:30 a.m. and 7:00 p.m. (Eastern time) on most business days. State the Portfolio name, the name of the person requesting the redemption, your share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

       o A check will be mailed to the name(s) and address in which the account is registered, or to a different address indicated in a written authorization previously provided to the Portfolio by the shareholder(s) on the account.

BY WIRE
 ...............................................................................

       o Request by mail to sell any amount (accounts of any type).

       o Request by phone to sell less than $100,000.

REQUIREMENTS

       o Proceeds will normally be wired on the next business day. A $15 fee will be deducted from your account.

To sell shares through a systematic withdrawal plan, see "Additional Investor Services."

-------------------
12

--------------------------------------------------------------------------------
            SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SELLING SHARES IN WRITING. In certain circumstances, you will need to make your request to sell shares in writing. Corporations, executors, administrators, trustees or guardians may need to include additional items with a request to sell shares. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

       o your address of record has changed within the past 30 days

       o you are selling more than $100,000 worth of shares

       o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

       o a broker or securities dealer

       o a federal savings, cooperative or other type of bank

       o a savings and loan or other thrift institution

       o a credit union

       o a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share (NAV) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. Investments for which market quotations are readily available are valued at market at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Directors.

BUY AND SELL PRICES. When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable CDSCs.

EXECUTION OF REQUESTS. Each Portfolio is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Fund receives your request in good order. If the Fund or the Distributor receives your order before the Portfolio's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If the Fund or the Distributor receives your order after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to the Portfolio before its close of business. The Fund and the Distributor reserve the right to reject any order to buy shares.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Each Portfolio may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of this Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price by a distribution in kind of securities from the Fund in lieu of cash. However, the Focus Portfolio and the Focused Growth and Income Portfolio have each made an election which requires payment of redemption proceeds in cash.

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days.

TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Fund is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

                                                             -------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXCHANGES. You may exchange shares of a Portfolio for shares of the same class of any other fund distributed by SunAmerica Capital Services, Inc. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."

If you exchange shares that were purchased subject to a CDSC, the CDSC will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange. Your CDSC schedule will not change if you exchange Class C or Class II shares that you purchased prior to December 1, 1998 for another Portfolio or fund's Class II shares (which currently have a longer CDSC schedule).

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of the Fund, are using market timing strategies or making excessive exchanges. A Portfolio may change or cancel its exchange privilege at any time, upon 60 days' written notice to its shareholders. A Portfolio may also refuse any exchange order.

CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please call Shareholder/Dealer Services at 1-800-858-8850, extension 5125 for further information. You may sell or exchange certificated shares only by returning the certificates to the Portfolios, along with a letter of instruction and a signature guarantee. The Portfolios do not issue certificates for fractional shares.

MULTI-PARTY CHECKS. The Fund may agree to accept a "multi-party check" in payment for Fund shares. This is a check made payable to the investor by another party and then endorsed over to the Fund by the investor. If you use a multi-party check to purchase shares, you may experience processing delays. In addition, the Fund is not responsible for verifying the authenticity of any endorsement and assumes no liability for any losses resulting from a fraudulent endorsement.

ADDITIONAL INVESTOR SERVICES

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial advisor, or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125.

DOLLAR COST AVERAGING lets you make regular investments from your bank account to any fund of your choice distributed by SunAmerica Capital Services, Inc. You determine the frequency and amount of your investments, and you can terminate your participation at any time.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account. To use:

       o Make sure you have at least $5,000 worth of shares in your account.

       o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

       o Specify the payee(s) and amount(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.

       o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

       o Make sure your dividends and capital gains are being reinvested.

You cannot elect the systematic withdrawal plan if you have requested certificates for your shares.

SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of a Portfolio periodically for the same class of shares of one or more other funds distributed by SunAmerica Capital Services, Inc. To use:

       o Specify the SunAmerica Mutual Fund(s) from which you would like money withdrawn and into which you would like money invested.

       o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

       o Specify the amount(s). Each exchange must be worth at least $25.

       o Accounts must be registered identically; otherwise a signature guarantee will be required.

-------------------
14

--------------------------------------------------------------------------------
            SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

ASSET PROTECTION PLAN (OPTIONAL). Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Fund. The benefits of this optional coverage payable at death will be related to the amounts paid to purchase Fund shares and to the value of the Fund shares held for the benefit of the insured persons. However, to the extent the purchased shares are redeemed prior to death, coverage with respect to these shares will terminate.

Purchasers of the Asset Protection Plan are required to authorize periodic redemptions of Fund shares to pay the premiums for this coverage. These redemptions will not be subject to CDSCs, but will have the same tax consequences as any other Fund redemptions.

The Asset Protection Plan will be available to eligible persons who enroll for the coverage within a limited time period after shares in any Portfolio are initially purchased or transferred. In addition, coverage cannot be made available unless Anchor National knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides Anchor National with information regarding the beneficial owners of the shares. In addition, coverage is available only to shares purchased on behalf of natural persons between 21 and 75 years of age; coverage is not available with respect to shares purchased for a retirement account. Other restrictions on the coverage apply. This coverage may not be available in all states and may be subject to additional restrictions or limitations. Purchasers of shares should also make themselves familiar with the impact on the Asset Protection Plan coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions.

Anchor National is a SunAmerica company.

Please call 1-800-858-8850 for more information, including the cost of the Asset Protection Plan option.

RETIREMENT PLANS. SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Simple IRAs, Roth IRAs, SEPs. SARSEPs, 401(k) plans, 403(b) plans and other pension and profit-sharing plans. Using these plans, you can invest in any SunAmerica Mutual Fund with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Retirement Plans at 1-800-858-8850, extension 5134.

DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES

ACCOUNT STATEMENTS. In general, you will receive account statements as follows:

       o after every transaction that affects your account balance (except a dividend reinvestment or automatic purchase from your bank account)

       o after any changes of name or address of the registered owner(s)

       o in all other circumstances, quarterly or annually, depending upon the Portfolio

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS. The Portfolios generally distribute most or all of their net earnings in the form of dividends. Income dividends, if any, are paid quarterly by the Focused Growth and Income Portfolio and annually by the other Portfolios. Capital gains distributions, if any, are paid annually by the Portfolios.

DIVIDEND REINVESTMENTS. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same Portfolio and share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any other SunAmerica Mutual Fund or paid in cash (if more than $10). You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850 to change dividend and distribution payment options.

TAXABILITY OF DIVIDENDS. As long as a Portfolio meets the requirements for being a tax-qualified regulated investment company, which each Portfolio has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Dividends you receive from the Portfolio, whether reinvested or taken as cash, are generally considered taxable. The Portfolio intends to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Portfolio holds its assets).

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

                                                             -------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

"BUYING INTO A DIVIDEND." You should note that if you purchase shares just before a distribution, you will be taxed for that distribution like other shareholders, even though that distribution represents simply a return of part of your investment. You may wish to defer your purchase until after the record date for the distribution, so as to avoid this tax impact.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If you hold Class B shares, you will not have a taxable event when they convert into Class A shares.

OTHER TAX CONSIDERATIONS. If you are not a lawful permanent resident or a citizen of the U.S., or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, each Portfolio must withhold 31% of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current federal tax law of an investment in a Portfolio. It is not a substitute for professional tax advice. Consult your tax advisor about the potential tax consequences of an investment in a Fund under all applicable laws.

SMALL ACCOUNTS. If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account. Your account will not be closed if its drop in value is due to Portfolio performance or the effects of sales charges.

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           MORE INFORMATION ABOUT THE PORTFOLIOS
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
                                                  FOCUS                    FOCUSED GROWTH AND
                                                PORTFOLIO                   INCOME PORTFOLIO

What is the Portfolio's               Long-term growth of            Long-term growth of
investment goal?                      capital                        capital
---------------------------------------------------------------------------------------------------

What principal investment strategies  focus and growth               focus, growth and value
does the Portfolio use to implement
its principal investment strategies?
---------------------------------------------------------------------------------------------------

What are the Portfolio's principal    active trading of equity       active trading of large-cap
investment techniques?                securities, without regard     companies that offer the
                                      to market capitalization       potential for long-term growth
                                                                     of capital and reasonable
                                                                     level of current income

---------------------------------------------------------------------------------------------------

What are the Portfolio's other        o Trading of foreign           o Trading of foreign
significant investment techniques?      securities                     securities

---------------------------------------------------------------------------------------------------

What other types of securities may    o Short-term investments       o Short-term investments
the Portfolio normally invest as      o Defensive instruments        o Defensive instruments
part of efficient portfolio           o Options and futures          o Options and futures
management or for return enhancement  o Special situations           o Special situations
purposes?

---------------------------------------------------------------------------------------------------

What principal risks normally may     o Stock market volatility      o Stock market volatility
affect the Portfolio?                 o Securities selection         o Securities selection
                                      o Non-diversification          o Non-diversification

---------------------------------------------------------------------------------------------------

What other risks may affect the       o Foreign Exposure             o Foreign exposure
Portfolio?                            o Derivatives                  o Derivatives
                                      o Hedging                      o Hedging

---------------------------------------------------------------------------------------------------

                                 INVESTMENT
                                 STRATEGIES

    Each Portfolio has its own investment goal and a strategy for pursuing it. The chart summarizes information about each Portfolio's investment approach. Following this chart is a glossary that further describes the investment and risk terminology used in the chart. Please review the glossary in conjunction with this chart.

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18

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--------------------------------------------------------------------------------

FOCUSED VALUE                                    FOCUSED
PORTFOLIO                                   TECHNET PORTFOLIO

Long-term growth of capital and       Long-term growth of capital
reasonable level of current income

---------------------------------------------------------------------------------------------------

focus and value                       Growth and focus
---------------------------------------------------------------------------------------------------

active trading of equity securities   o Active trading of equity
that the Advisers believe are           securities of companies
undervalued in the market, without      that offer the potential
regard to market capitalization         for long-term growth of
                                        capital and that the
                                        Advisers believe will
                                        benefit significantly from
                                        technological advances or
                                        improvements, without
                                        regard to market
                                        capitalization

---------------------------------------------------------------------------------------------------

o Foreign securities                  o Trading of foreign
                                        securities

---------------------------------------------------------------------------------------------------

o Short-term investments              o Short-term investments
o Defensive instruments               (up to 10%)
o Options and futures                 o Defensive instruments
o Special situations                  o Options and futures
                                      o Special situations

---------------------------------------------------------------------------------------------------

o Stock market volatility             o Stock market volatility
o Securities selection                o Securities selection
o Non-diversification                 o Non-diversification
                                      o Small market capitalization
                                      o Technology company

---------------------------------------------------------------------------------------------------

o Foreign exposure                    o Foreign exposure
o Derivatives                         o Derivatives
o Hedging                             o Hedging
                                      o Emerging markets

---------------------------------------------------------------------------------------------------

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
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                          INVESTMENT TERMINOLOGY

                          GROWTH OF CAPITAL is growth of the value of an investment.

                          ACTIVE TRADING means that a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. During periods of increased market volatility, active trading may be more pronounced.

                          EQUITY SECURITIES include common and preferred stocks, convertible securities, warrants and rights.

                          CONVERTIBLE SECURITIES are bonds or preferred stocks that may be exchanged for common stock of the same or a different company.

                          LARGE-CAP COMPANIES are those with market caps within the Morningstar, Inc. Large-Cap category, as described on page 2. Currently, this range is $9.5 billion or higher.

                          MID-CAP COMPANIES are those with markets caps within the Morningstar, Inc. Mid-Cap category, as described on page 2. Currently this range is between $1.5 billion and $9.5 billion.

                          SMALL-CAP COMPANIES are those with market caps within the Morningstar, Inc. Small-Cap category, as described on page 2. Currently, this range is $1.5 billion or less.

                          SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

                          DEFENSIVE INVESTMENTS include high quality fixed income securities and money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

                          FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include American Depositary Receipts (ADRS) or other similar securities that convert into foreign securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS).

                          It may be necessary under certain foreign laws, less expensive, or more expedient to invest in FOREIGN INVESTMENT COMPANIES, which invest in certain foreign markets, including emerging markets. Investing through such vehicles may involve frequent or layered fees or expenses, and the Advisers will not invest in such investment companies unless, in their judgment, the potential benefits justify the payment of any associated fees and expenses.

                          CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

                          A DERIVATIVE instrument is a contract, such as an option or a future, whose value is based on the performance of an underlying asset.

                          OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets financial instruments.

                          A SPECIAL SITUATION arises when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

                                                                        GLOSSARY

  LARGE-CAP COMPANIES and MID-CAP COMPANIES generally have a substantial record of operations (i.e., in business for at least five years) and are listed for trading on the New York Stock Exchange or another national or international stock exchange or, in some cases, are traded over the counter. SMALL-CAP COMPANIES generally will be companies that have been in business for a shorter period of time.

  "Investment grade" refers to any security rated "BBB" or above by Standard & Poor's or "Baa" or above by Moody's.

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           MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

RISK TERMINOLOGY

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its Adviser, may fail to produce the intended return.

SMALL MARKET CAPITALIZATION: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

TECHNOLOGY COMPANIES: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies.

NON-DIVERSIFICATION: By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

CURRENCY VOLATILITY: The value of a Portfolio's foreign portfolio investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-dollar securities.

DERIVATIVES: Derivatives are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

HEDGING: Hedging is a strategy in which the Adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

EMERGING MARKETS: An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

                                                             -------------------

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--------------------------------------------------------------------------------

FUND MANAGEMENT

MANAGER. SunAmerica Asset Management Corp. selects the Advisers for the Portfolios, may manage certain portions of Portfolios, provides various administrative services, and supervises the daily business affairs of each Portfolio. The Advisers are responsible for decisions to buy and sell securities for the Portfolios, selection of broker-dealers and negotiation of commission rates for their respective portion of the relevant Portfolio. SunAmerica may terminate any agreement with an Adviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Fund with Advisers approved by the Board of Directors without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Advisers for new or existing Portfolios, change the terms of particular agreements with Advisers or continue the employment of existing Advisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of a Portfolio have the right to terminate an agreement with an Adviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Adviser changes. The order also permits the Fund to disclose to shareholders the Advisers' fees only in the aggregate for each Portfolio. For the fiscal year ended October 31, 1999, the Focused Growth and Income Portfolio and the Focused Value Portfolio each paid SunAmerica a fee equal to 1.00% of average daily net assets and the Focus Portfolio paid a fee equal to 0.85% of average daily net assets. The annual rate of the investment advisory fee of the Focused TechNet Portfolio payable to SunAmerica is 1.25% of its average daily net assets.

SunAmerica, located in the SunAmerica Center, 733 Third Avenue, New York, New York 10017, was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $27 billion as of December 31, 1999. In addition to managing the Portfolios, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Brazos Mutual Funds, Seasons Series Trust, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust and SunAmerica Strategic Investment Series, Inc.

The Focused Growth and Income Portfolio has two different professional Advisers, while the Focus Portfolio and the Focused Value Portfolio provide investors with access to at least three different professional Advisers, each with its own distinct investment methodology within a particular investment style. Each Adviser manages a separate portion of a Portfolio.

SunAmerica is the Portfolios' investment manager and will initially allocate the assets of each Portfolio equally among the Advisers. SunAmerica will also allocate new cash from share purchases and redemption requests equally among the Advisers, unless SunAmerica determines, subject to the review of the Board, that a different allocation of assets would be in the best interests of the Portfolio and its shareholders.

With respect to the Focused Growth and Income Portfolio and the Focused Value Portfolio, SunAmerica intends, on a quarterly basis, to review the asset allocation in each Portfolio to ensure that no portion of assets managed by an Adviser exceeds that portion managed by any other Adviser to the Portfolio by more than 5%. If such a condition exists, SunAmerica will then re-allocate cash flows among the Advisers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio's asset allocation. SunAmerica does not intend, but reserves the right, subject to the review of the Board, to reallocate assets from one Adviser to another when it would be in the best interests of the Portfolio and its shareholders to do so. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to a portion of the Portfolio with a relatively lower total return.

With respect to the Focus Portfolio, in general, SunAmerica will not rebalance or reallocate the assets of the Portfolio among Advisers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Adviser to another when it would be in the best interests of the Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation will be to shift assets from a better performing Adviser to a portion of the Portfolio with a relatively lower total return.

-------------------
22

--------------------------------------------------------------------------------
                     INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------

The Advisers and Portfolio Managers for the Portfolios are described below:

PORTFOLIO                         PORTFOLIO MANAGEMENT ALLOCATED AMONG THE FOLLOWING ADVISERS
-------------------------------  -------------------------------------------------------------

Focus Portfolio                  Fred Alger Management, Inc. ("Alger")
                                 Jennison Associates LLC ("Jennison")
                                 Marsico Capital Management, LLC ("Marsico")

Focused TechNet Portfolio        Dresdner RCM Global Investors ("Dresdner")
                                 SunAmerica
                                 Van Wagoner Capital Management, Inc. ("Van Wagoner")

Focused Growth and Income        SunAmerica
  Portfolio                      Marsico

Focused Value Portfolio          American Century Investment Management, Inc. ("American
                                 Century")

                                 ESQF Advisers, Inc. (investment adviser to the Third Avenue
                                 Funds and referred to as "Third Avenue")

                                 Thornburg Investment Management, Inc. ("Thornburg")

DESCRIPTION OF THE ADVISERS

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. American Century is a Delaware corporation with principal offices at the American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. As of December 31, 1999, American Century had approximately $109 billion in total assets under management.

DRESDNER RCM GLOBAL INVESTORS LLC. Dresdner is an indirect wholly owned subsidiary of Dresdner Bank AG, an international banking organization, and is located at Four Embarcadero Center, San Francisco, California 94111. As of December 31, 1999, Dresdner had approximately $47 billion in total assets under management and advice.

EQSF ADVISERS, INC. Third Avenue is located at 767 Third Avenue, New York, New York 10017. Third Avenue has been an investment adviser and manager for mutual funds since its organization in 1986. As of December 31, 1999, Third Avenue has in excess of $1.5 billion in assets under management.

FRED ALGER MANAGEMENT, INC. Alger is a New York corporation wholly owned by its principals and located at 1 World Trade Center, New York, New York 10048. Since 1964, Alger has provided investment management services to large corporate pension plans, state and local governments, insurance companies, mutual funds and high net-worth individuals. As of December 31, 1999, Alger had approximately $17.4 billion in assets under management.

JENNISON ASSOCIATES LLC. Jennison is a Delaware limited liability company located at 466 Lexington Avenue, New York, NY 10017. As of December 31, 1999, Jennison had approximately $59.1 billion in assets under management for institutional and mutual fund clients.

MARSICO CAPITAL MANAGEMENT, LLC. Marsico is a Colorado limited liability company located at 1200 17th Street, Suite 1300, Denver, CO 80202. As of December 31, 1999, Marsico had approximately $14 billion in assets under management.

SUNAMERICA ASSET MANAGEMENT CORP. See page 23.

THORNBURG INVESTMENT MANAGEMENT, INC. Thornburg is a Delaware corporation with principal offices at 119 East Marcy Street, Santa Fe, New Mexico 87501, and has been in the investment management business since 1982. As of December 31, 1999, Thornburg had approximately $2.7 billion in assets under management.

VAN WAGONER CAPITAL MANAGEMENT, INC. Van Wagoner is a privately owned company located at 345 California Street, San Francisco, California 94104. As of March 31, 2000, Van Wagoner had approximately $4.5 billion in assets under management.

                                                             -------------------

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--------------------------------------------------------------------------------

                               NAME, TITLE AND AFFILIATION
                               OF
PORTFOLIO                      PORTFOLIO MANAGER              EXPERIENCE
-----------------------------  -----------------------------  -----------------------------
Focus Portfolio                David D. Alger                 Mr. Alger joined Alger in
                               President and Portfolio        1971 and has been President
                               Manager (Alger)                and Director since 1995.
                                                              Prior to 1995, Mr. Alger was
                                                              Executive Vice President and
                                                              Director of Research with the
                                                              firm.

                               Spiros "Sig" Segalas           Mr. Segalas is a founding
                               Portfolio Manager              member of Jennison, which was
                               (Jennison)                     established in 1969, and he
                                                              has been a Director and
                                                              Equity Portfolio Manager ever
                                                              since. In addition,
                                                              Mr. Segalas has served as
                                                              President and Chief
                                                              Investment Officer of
                                                              Jennison since 1993 and 1973,
                                                              respectively.


                               Thomas F. Marsico              Mr. Marsico has been the
                               Portfolio Manager              Chairman and Chief Executive
                               (Marsico)                      Officer of Marsico since he
                                                              formed Marsico in 1997. From
                                                              1988 through 1997,
                                                              Mr. Marsico served as the
                                                              portfolio manager of the
                                                              Janus Twenty Fund and from
                                                              1991 through 1997,
                                                              Mr. Marsico served as the
                                                              portfolio manager of the
                                                              Janus Growth & Income Fund.

Focused TechNet               Walter C. Price, Jr.            Mr. Price joined Dresdner in
  Portfolio                   Portfolio Manager (Dresdner)    1974 as a Senior Portfolio
                                                              Securities Analyst and became
                                                              a principal in 1978. He has
                                                              been a Managing Director and
                                                              Portfolio Manager with the
                                                              firm since 1985. Mr. Price
                                                              has analytical responsibility
                                                              for much of Dresdner's
                                                              technology area.

                              Huachen Chen                    Mr. Chen joined Dresdner in
                              Portfolio Manager (Dresdner)    1985 as a Securities Analyst.
                                                              He became a principal in 1994
                                                              and currently has research
                                                              and money management
                                                              responsibilities for the
                                                              technology area.

----------------
24


                               NAME, TITLE AND AFFILIATION
                               OF
PORTFOLIO                      PORTFOLIO MANAGER              EXPERIENCE
----------------------------   ----------------------------   ----------------------------
Focused TechNet                Donna Calder                   Ms. Calder joined SunAmerica
  Portfolio                    Portfolio Manager              as a Portfolio Manager in
  (continued)                  (SunAmerica)                   February 1998. Ms. Calder
                                                              served as a General Partner
                                                              of Manhattan Capital
                                                              Partners, L.P. from November
                                                              1991 through August 1995. She
                                                              also has served as a
                                                              Portfolio Manager with
                                                              Oppenheimer Management and
                                                              E.F. Hutton & Company.

                               Soohwan Kim, CFA               Soohwan Kim joined SunAmerica
                               Senior Technology Analyst      as a Senior Research Analyst
                               (SunAmerica)                   in July of 1999. Previously,
                                                              he was Vice President,
                                                              Analyst at Citibank Global
                                                              Asset Management. From 1992
                                                              to 1993, he served as an
                                                              Economist with the Union Bank
                                                              of Switzerland.

                               Garrett R. Van Wagoner, CFA    Mr. Van Wagoner is Portfolio
                               Portfolio Manager (Van         Manager and President of the
                               Wagoner)                       Van Wagoner Funds. Prior to
                                                              founding Van Wagoner Capital
                                                              Management, Inc. in 1995, Mr.
                                                              Van Wagoner managed the
                                                              Govett Smaller Companies Fund
                                                              for three years. He also
                                                              worked with Bessemer Trust,
                                                              N.A. and has over 20 years
                                                              experience of equity
                                                              portfolio management.

                               Raiford Garrabrant, CFA        Mr. Garrabrant is a Research
                               Portfolio Manager and          Analyst and Portfolio Manager
                               Research Analyst               for Van Wagoner Capital
                               (Van Wagoner)                  Management, Inc. responsible
                                                              for covering companies with
                                                              market capitalizations of
                                                              $500 million and below. Prior
                                                              to joining Van Wagoner
                                                              Capital Management, Inc., he
                                                              was the Assistant Portfolio
                                                              Manager for the Govett
                                                              Smaller Companies Fund and
                                                              assisted Mr. Van Wagoner in
                                                              managing this fund in 1994
                                                              and 1995. Mr. Garrabrant also
                                                              worked with First Citizen's
                                                              Bank and Trust as a Financial
                                                              Analyst and has over eight
                                                              years of research and
                                                              portfolio management
                                                              experience.

                                                             -------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               NAME, TITLE AND AFFILIATION
                               OF
PORTFOLIO                      PORTFOLIO MANAGER              EXPERIENCE
-----------------------------  -----------------------------  -----------------------------
Focused Growth and Income      Thomas F. Marsico              See above
  Portfolio                    Portfolio Manager
                               (Marsico)

                               Francis Gannon                 Mr. Gannon has been a Vice
                               Portfolio Manager              President and Portfolio
                               (SunAmerica)                   Manager with the firm since
                                                              1996. He joined SunAmerica as
                                                              an equity analyst in 1993.

Focused Value                  Scott A. Moore                 Mr. Moore has been a member
  Portfolio                    Portfolio Manager (American    of the team that manages the
                               Century)                       Portfolio since October 1996
                                                              and Portfolio Manager since
                                                              February 1999. He joined
                                                              American Century in August
                                                              1993 as an Investment
                                                              Analyst.

                               Phil Davidson                  Mr. Davidson is a Vice
                               Vice President and Portfolio   President and Portfolio
                               Manager (American Century)     Manager and has been with
                                                              American Century since 1993.

                               Martin J. Whitman Chairman,    Mr. Whitman has been Chief
                               CEO and Portfolio Manager      Investment Officer of Third
                               (Third Avenue)                 Avenue since 1991 and
                                                              Chairman and CEO since 1986.
                                                              Mr. Whitman also has been
                                                              Chairman and CEO of Third
                                                              Avenue Trust (and its
                                                              predecessors) since 1990 and
                                                              was President from 1991 to
                                                              1998.

                               Curtis Jensen                  Mr. Jensen has been Co-
                               Portfolio Manager              Portfolio Manager of Third
                               (Third Avenue)                 Avenue Small-Cap Value Fund
                                                              since 1997. Mr. Jensen has
                                                              been a Senior Research
                                                              Analyst at Third Avenue since
                                                              1995.

                               William V. Fries, CFA          Mr. Fries has been a Managing
                               Managing Director and          Director and Portfolio
                               Portfolio Manager (Thornburg)  Manager at Thornburg since
                                                              1995. Previously he had been
                                                              affiliated with USAA
                                                              Investment Management Company
                                                              for over 20 years.

-------------------
26

--------------------------------------------------------------------------------
                     INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------

DISTRIBUTOR SunAmerica Capital Services, Inc. distributes each Portfolio's shares. The Distributor, a SunAmerica company, receives the initial and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under each Portfolio's 12b-1 plans.

The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor) in connection with sales of shares of a Portfolio. This compensation may include (i) full re-allowance of the front-end sales charge on Class A shares; (ii) additional compensation with respect to the sale of Class A, Class B or Class II shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Portfolios, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of the Portfolio. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. In addition, the following types of non-cash compensation may be offered through sales contests:
(i) travel mileage on major air carriers; (ii) tickets for entertainment events (such as concerts or sporting events); or (iii) merchandise (such as clothing, trophies, clocks, pens or other electronic equipment). Broker-dealers may not use sales of the Portfolios' shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

ADMINISTRATOR SunAmerica Fund Services, Inc. assists the Portfolios' transfer agent in providing shareholder services. The Administrator, a SunAmerica company, is paid a monthly fee by each Fund for its services at the annual rate of .22% of average daily net assets.

SunAmerica, the Distributor and Administrator are all located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017.

                                                             -------------------

--------------------------------------------------------------------------------
            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table for each Portfolio is intended to help you understand the Portfolio's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are incorporated by reference in the Fund's Statement of Additional Information (SAI) which is available upon request.

FOCUS PORTFOLIO

                                            NET
                                         GAIN (LOSS)
                          NET            ON INVEST-       TOTAL       DIVIDENDS    DISTRI-
             NET ASSET   INVEST-         MENTS (BOTH      FROM        FROM NET     BUTIONS             NET ASSET
              VALUE,      MENT           REALIZED       NET INVEST-   INVEST-       FROM      TOTAL     VALUE,
PERIOD       BEGINNING   INCOME             AND           MENT          MENT       CAPITAL   DISTRI-    END OF     TOTAL
ENDED        OF PERIOD   (LOSS)(1)       UNREALIZED)     INCOME        INCOME       GAINS    BUTIONS    PERIOD     RETURN(2)
------------ ---------   ------          ------------   -----------   ----------   -------   -------   ---------   ------

                                                         CLASS A
-------------------------------------------------------------------------------------------------------------------------

06/08/98--
10/31/98.....  $ 12.50     $ (0.01)      $ 0.11        $  0.10       $   --     $   --    $   --     $ 12.60        0.80%
10/31/99.....    12.60       (0.12)        6.75           6.63           --         --        --       19.23       52.62


                                                         CLASS B
-------------------------------------------------------------------------------------------------------------------------

06/08/98--
10/31/98.....    12.50       (0.04)        0.10           0.06           --         --        --       12.56        0.48
10/31/99.....    12.56       (0.23)        6.72           6.49           --         --        --       19.05       51.67

                                                        CLASS II
-------------------------------------------------------------------------------------------------------------------------

06/08/98--
10/31/98.....    12.50       (0.04)        0.10           0.06           --         --        --       12.56        0.48
10/31/99.....    12.56       (0.23)        6.72           6.49           --         --        --       19.05       51.67


-------------
                                              RATIO OF NET
                                               INVESTMENT
                 NET ASSETS   RATIO OF           INCOME
                  END OF      EXPENSES         (LOSS) TO
PERIOD            PERIOD      TO AVERAGE        AVERAGE         PORTFOLIO
ENDED             (000'S)     NET ASSETS (4)    NET ASSETS (4)   TURNOVER
-----------     ----------   ----------       ------------      ---------

06/08/98--
10/31/98.....   $ 29,770         1.45%(3)        (0.21)%(3)      106%
10/31/99.....    169,734         1.45             (.70)          161

-------------
06/08/98--
10/31/98.....     45,817         2.10(3)         (0.92)(3)       106
10/31/99.....    271,531         2.10            (1.34)          161

-------------
06/08/98--
10/31/98.....     35,387         2.10(3)         (0.93)(3)       106
10/31/99.....    261,536         2.10            (1.34)          161

---------

    (1) Calculated based upon average shares outstanding
    (2) Total return is not annualized and does not reflect sales load
    (3) Annualized
    (4) Net of the following expense reimbursements (based on average net assets):

                                                      10/31/98    10/31/99
                                                      --------    --------
Focus A......................................            0.32%       0.18%
Focus B......................................            0.32%       0.16%
Focus II.....................................            0.32%       0.17%

-------------------
28

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FOCUSED GROWTH AND INCOME PORTFOLIO

                                            NET
                                         GAIN (LOSS)
                          NET            ON INVEST-       TOTAL       DIVIDENDS    DISTRI-
             NET ASSET   INVEST-         MENTS (BOTH      FROM        FROM NET     BUTIONS             NET ASSET
              VALUE,      MENT           REALIZED       NET INVEST-   INVEST-       FROM      TOTAL     VALUE,
PERIOD       BEGINNING   INCOME             AND           MENT          MENT       CAPITAL   DISTRI-    END OF     TOTAL
ENDED        OF PERIOD   (LOSS)(1)       UNREALIZED)     INCOME        INCOME       GAINS    BUTIONS    PERIOD     RETURN(2)
-------------------------------------------------------------------------------------------------------------------------
                                                         CLASS A
-------------------------------------------------------------------------------------------------------------------------

10/15/97--
10/31/97.....  $ 12.50     $  0.01       $(0.53)       $ (0.52)      $   --     $   --    $   --     $ 11.98       (4.16)%

10/31/98.....    11.98        0.03         1.04           1.07        (0.01)        --     (0.01)      13.04        8.95

10/31/99.....    13.04       (0.04)        4.30           4.26           --      (0.18)    (0.18)      17.72       33.10


                                                         CLASS B
-------------------------------------------------------------------------------------------------------------------------

10/15/97--
10/31/97.....    12.50     $    --        (0.54)         (0.54)      $   --     $   --    $   --       11.96       (4.32)

10/31/98.....    11.96       (0.07)        1.08           1.01        (0.01)        --     (0.01)      12.96        8.43

10/31/99.....    12.96       (0.13)        4.25           4.12           --      (0.18)    (0.18)      16.90       32.21

                                                         CLASS C
-------------------------------------------------------------------------------------------------------------------------

10/15/97--
10/31/97.....    12.50     $    --        (0.53)         (0.53)      $   --     $   --    $   --       11.97       (4.24)

10/31/98.....    11.97       (0.07)        1.06           0.99        (0.01)        --     (0.01)      12.95        8.26

10/31/99.....    12.95       (0.14)        4.26           4.12           --      (0.18)    (0.18)      16.89       32.24


-------------

                                         RATIO OF NET
                                          INVESTMENT
              NET ASSETS   RATIO OF         INCOME
                END OF     EXPENSES        (LOSS) TO
PERIOD          PERIOD     TO AVERAGE       AVERAGE          PORTFOLIO
ENDED          (000'S)     NET ASSETS (4)  NET ASSETS (4)    TURNOVER
-----------  ----------   ----------       ------------      ---------
10/15/97--
10/31/97.....   $ 23,593         1.78%(3)         1.35%(3)         2%
10/31/98.....      9,799         1.78             0.22            98
10/31/99.....     29,281         1.54            (0.26)          165

-------------
10/15/97--
10/31/97.....        941         2.43(3)          0.29(3)          2
10/31/98.....     16,157         2.43            (0.52)           98
10/31/99.....     39,636         2.20            (0.87)          165

-------------
10/15/97--
10/31/97.....        143         2.43(3)          0.54(3)          2
10/31/98.....      2,490         2.43            (0.53)           98
10/31/99.....     15,619         2.16            (0.97)          165

---------

    (1) Calculated based upon average shares outstanding
    (2) Total return is not annualized and does not reflect sales load
    (3) Annualized
    (4) Net of the following expense reimbursements (based on average net assets):

                                                      10/31/97    10/31/98
                                                      --------    --------
Focused Growth and Income A..................           0.58%       0.62%
Focused Growth and Income B..................           1.26%       0.67%
Focused Growth and Income C..................           3.12%       2.11%

                                                             -------------------

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
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
--------------------------------------------------------------------------------
            FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

     ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual reports also contain a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance during the last applicable period.

     STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios by contacting:

     SunAmerica Fund Services, Inc.
     Mutual Fund Operations
     The SunAmerica Center
     733 Third Avenue
     New York, New York 10017-3204
     1-800-858-8850, extension 5125

or

by calling your broker or financial advisor.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Information about the Portfolios is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

                                                                      SUNAMERICA
                                                                      MUTUAL
                                                                 o    FUNDS

DISTRIBUTOR: SunAmerica Capital Services

INVESTMENT COMPANY ACT
File No. 811-07797